File No. 333-111589
                                                             File No. 811-21481
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
           Pre-Effective Amendment  No.                           [ ]
                                       ------
           Post-Effective Amendment No.   2                       [X]
                                       ------

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]
                          Amendment No.   7                       [X]
                                       ------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XVII
                      (CLASSICSTRATEGIES VARIABLE ANNUITY)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

               Name of Agent for Service for Process:
               Amy J. Lee, Associate General Counsel
               Security Benefit Life Insurance Company
               One Security Benefit Place
               Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration.

It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1, 2007, pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on May 1, 2007, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                                                     SECURITY BENEFIT (SM)
                                                     Security Distributors, Inc.

PROSPECTUS                                     May 1, 2007

CLASSICSTRATEGIES(R) VARIABLE ANNUITY




                                                       -------------------------
                                                           Important Privacy
                                                            Notice Included

                                                            See Back Cover
                                                       -------------------------

--------------------------------------------------------------------------------

                      CLASSICSTRATEGIES(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT


            ISSUED BY:                              MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY  SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
1-800-888-2461
--------------------------------------------------------------------------------

     This Prospectus describes the ClassicStrategies Variable Annuity-a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

     You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XVII. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

-  AIM V.I. Basic Value              -  Oppenheimer Main Street   -  SBL Enhanced Index
-  AIM V.I. Global HealthCare            Small Cap Fund(R)/VA     -  SBL Mid Cap Growth
-  AIM V.I. Global Real Estate       -  PIMCO VIT All Asset       -  SBL Managed Asset Allocation
-  AIM V.I. International Growth     -  PIMCO VIT Low Duration    -  SBL Equity Income
-  AIM V.I. Mid Cap Core Equity      -  PIMCO VIT Real Return     -  SBL High Yield
-  American Century VP Ultra(R)      -  Rydex VT Sector Rotation  -  SBL Small Cap Value
-  American Century VP Value         -  SBL Equity                -  SBL Mid Cap Value
-  Dreyfus IP Technology Growth      -  SBL Large Cap Value       -  SBL Small Cap Growth
-  Dreyfus VIF International Value   -  SBL Money Market          -  SBL Select 25
-  Neuberger Berman AMT Socially     -  SBL Global                -  SBL Alpha Opportunity
    Responsive                       -  SBL Diversified Income

     Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

     When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2007, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 42 of this Prospectus.

     The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     YOU SHOULD READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE
REFERENCE.

     EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT CREDIT ENHANCEMENTS. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2007
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                    Page
DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
  Purpose of the Contract . . . . . . . . . . . . . . . . . . . . . .  4
  The Separate Account and the Funds. . . . . . . . . . . . . . . . .  4
  Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . .  4
  Rider Options . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
  Contract Benefits . . . . . . . . . . . . . . . . . . . . . . . . .  4
  Free-Look Right . . . . . . . . . . . . . . . . . . . . . . . . . .  4
  Charges and Deductions. . . . . . . . . . . . . . . . . . . . . . .  5
  Tax-Free Exchanges. . . . . . . . . . . . . . . . . . . . . . . . .  6
  Contacting the Company. . . . . . . . . . . . . . . . . . . . . . .  6
EXPENSE TABLES. . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
  Contract Owner Transaction Expenses . . . . . . . . . . . . . . . .  7
  Periodic Expenses . . . . . . . . . . . . . . . . . . . . . . . . .  7
  Example . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
CONDENSED FINANCIAL INFORMATION . . . . . . . . . . . . . . . . . . .  8
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS. . 12
  Security Benefit Life Insurance Company . . . . . . . . . . . . . . 12
  Published Ratings . . . . . . . . . . . . . . . . . . . . . . . . . 12
  Separate Account. . . . . . . . . . . . . . . . . . . . . . . . . . 12
  Underlying Funds. . . . . . . . . . . . . . . . . . . . . . . . . . 12
THE CONTRACT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
  General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
  Application for a Contract. . . . . . . . . . . . . . . . . . . . . 14
  Rider Options . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
  Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . 17
  Allocation of Purchase Payments . . . . . . . . . . . . . . . . . . 18
  Dollar Cost Averaging Option. . . . . . . . . . . . . . . . . . . . 18
  Asset Reallocation Option . . . . . . . . . . . . . . . . . . . . . 19
  Transfers of Contract Value . . . . . . . . . . . . . . . . . . . . 19
  Contract Value. . . . . . . . . . . . . . . . . . . . . . . . . . . 21
  Determination of Contract Value . . . . . . . . . . . . . . . . . . 21
  Cut-Off Times . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
  Full and Partial Withdrawals. . . . . . . . . . . . . . . . . . . . 22
  Systematic Withdrawals. . . . . . . . . . . . . . . . . . . . . . . 23
  Free-Look Right . . . . . . . . . . . . . . . . . . . . . . . . . . 24
  Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
  Distribution Requirements . . . . . . . . . . . . . . . . . . . . . 24
  Death of the Annuitant. . . . . . . . . . . . . . . . . . . . . . . 25
CHARGES AND DEDUCTIONS. . . . . . . . . . . . . . . . . . . . . . . . 25
  Contingent Deferred Sales Charge. . . . . . . . . . . . . . . . . . 25
  Mortality and Expense Risk Charge . . . . . . . . . . . . . . . . . 25
  Rider Charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
  Administration Charge . . . . . . . . . . . . . . . . . . . . . . . 26
  Premium Tax Charge. . . . . . . . . . . . . . . . . . . . . . . . . 26
  Other Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
  Variations in Charges . . . . . . . . . . . . . . . . . . . . . . . 26
  Guarantee of Certain Charges. . . . . . . . . . . . . . . . . . . . 26
  Underlying Fund Expenses. . . . . . . . . . . . . . . . . . . . . . 26
ANNUITY PERIOD. . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
  General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
  Annuity Options . . . . . . . . . . . . . . . . . . . . . . . . . . 28
  Selection of an Option. . . . . . . . . . . . . . . . . . . . . . . 29
MORE ABOUT THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . 29
  Ownership . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29
  Designation and Change of Beneficiary . . . . . . . . . . . . . . . 29
  Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30
  Payments from the Separate Account. . . . . . . . . . . . . . . . . 30
  Proof of Age and Survival . . . . . . . . . . . . . . . . . . . . . 30
  Misstatements . . . . . . . . . . . . . . . . . . . . . . . . . . . 30
  Restrictions on Withdrawals from Qualified Plans. . . . . . . . . . 30
  Restrictions Under the Texas Optional Retirement Program. . . . . . 31
FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . 31
  Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
  Tax Status of the Company and the Separate Account. . . . . . . . . 31
  Income Taxation of Annuities in General-Non-Qualified Plans . . . . 32
  Additional Considerations . . . . . . . . . . . . . . . . . . . . . 33
  Qualified Plans . . . . . . . . . . . . . . . . . . . . . . . . . . 34
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . 37
  Voting of Underlying Fund Shares. . . . . . . . . . . . . . . . . . 37
  Substitution of Investments . . . . . . . . . . . . . . . . . . . . 37
  Changes to Comply with Law and Amendments . . . . . . . . . . . . . 38
  Reports to Owners . . . . . . . . . . . . . . . . . . . . . . . . . 38
  Electronic Privileges . . . . . . . . . . . . . . . . . . . . . . . 38
  State Variations. . . . . . . . . . . . . . . . . . . . . . . . . . 39
  Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . . 39
  Sale of the Contract. . . . . . . . . . . . . . . . . . . . . . . . 39
  Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . 40
PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . 40
ADDITIONAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . 41
  Registration Statement. . . . . . . . . . . . . . . . . . . . . . . 41
  Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . 41
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION . . . . . . 42
OBJECTIVES FOR UNDERLYING FUNDS . . . . . . . . . . . . . . . . . . . 43
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION UNIT - A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE OFFICE - The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT - The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

     ANNUITY - A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

     ANNUITY OPTIONS - Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY PERIOD - The period beginning on the Annuity Start Date during which annuity payments are made.

     ANNUITY START DATE - The date when annuity payments begin as elected by the Owner.

     ANNUITY UNIT - A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

     AUTOMATIC INVESTMENT PROGRAM - A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction arrangement.

     CONTRACT DATE - The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

     CONTRACT VALUE - The total value of your Contract as of any Valuation Date.

     CONTRACT YEAR - Each twelve-month period measured from the Contract Date.

     CREDIT ENHANCEMENT - An amount added to Contract Value under the Recurring Rewards Rider, Future Rewards Rider or Flexible Rewards Rider.

     DESIGNATED BENEFICIARY - The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

     INITIAL CREDIT ENHANCEMENT - A Credit Enhancement added to Contract Value during the first Contract Year under the Recurring Rewards Rider, Future Rewards Rider or Flexible Rewards Rider.

     OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT - A Participant under a Qualified Plan.

     PURCHASE PAYMENT - An amount paid to the Company as consideration for the Contract.

     SEPARATE ACCOUNT - The Variable Annuity Account XVII, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT - A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

     UNDERLYING FUND - A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE - Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     VALUATION PERIOD - A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

     WITHDRAWAL VALUE - The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, any uncollected premium taxes and any Initial Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

     This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

PURPOSE OF THE CONTRACT - The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

--------------------------------------------------------------------------------

THE SEPARATE ACCOUNT AND THE FUNDS - The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts are as follows:

-  AIM V.I. Basic Value              -  Oppenheimer Main Street   -  SBL Enhanced Index
-  AIM V.I. Global HealthCare            Small Cap Fund(R)/VA     -  SBL Mid Cap Growth
-  AIM V.I. Global Real Estate       -  PIMCO VIT All Asset       -  SBL Managed Asset Allocation
-  AIM V.I. International Growth     -  PIMCO VIT Low Duration    -  SBL Equity Income
-  AIM V.I. Mid Cap Core Equity      -  PIMCO VIT Real Return     -  SBL High Yield
-  American Century VP Ultra         -  Rydex VT Sector Rotation  -  SBL Small Cap Value
-  American Century VP Value         -  SBL Equity                -  SBL Mid Cap Value
-  Dreyfus VIF Technology Growth     -  SBL Large Cap Value       -  SBL Small Cap Growth
-  Dreyfus VIF International Value   -  SBL Money Market          -  SBL Select 25
-  Neuberger Berman AMT Socially     -  SBL Global                -  SBL Alpha Opportunity
    Responsive                       -  SBL Diversified Income

--------------------------------------------------------------------------------

     You may allocate your Purchase Payments and Contract Value among the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

PURCHASE PAYMENTS - Your initial Purchase Payment must be at least $25,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See "Purchase Payments."

RIDER OPTIONS - Upon your application for the Contract, you select one of the following riders:

-     Recurring Rewards;
-     Future Rewards; or
-     Flexible Rewards.

Your rider option must be selected at the time of application and cannot be changed or canceled after your Contract is issued. You must select only one option. See the detailed description of the riders under "Rider Options."

CONTRACT BENEFITS - You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59(1/2).

     The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

FREE-LOOK RIGHT - You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will refund to you as of the Valuation Date on which the Company received your Contract any Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to Initial Credit Enhancements.

Because the Company will deduct the current value of the Initial Credit Enhancement from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Initial Credit Enhancements during the Free-Look Period.

     Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND DEDUCTIONS - The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

     The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

     The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

---------------------------------
PURCHASE PAYMENT AGE  WITHDRAWAL
     (IN YEARS)         CHARGE
---------------------------------
          1               8%
          2             7.45%
          3              6.5%
          4              5.5%
          5               5%
          6               5%
          7               4%
    8 and over            0%
---------------------------------

     The amount of total withdrawal charges assessed against your Contract will never exceed 8% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity payments under options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

     MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. During the Annuity Period, the mortality and expense risk charge is 1.25% under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above. The Company will deduct this charge for the life of the Contract beginning on the Contract Date. See "Mortality and Expense Risk Charge."

     RIDER CHARGE. The Company deducts a daily charge for the risks assumed by the Company under the applicable rider in an amount equal to 0.95%, on an annual basis, of each Subaccount's average daily net assets. The Company will deduct the rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or
8. The Company will deduct the rider charge for the life of the Contract if you elect Annuity Option 5 or 6. See "Rider Charge."

     ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to 0.15%, on an annual basis, of each Subaccount's average daily net assets. The Company will deduct this charge for the life of the Contract beginning on the Contract Date. See "Administration Charge."

     PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

     OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information.

     The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

TAX-FREE EXCHANGES - You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

CONTACTING THE COMPANY - You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the
Company may impose different fees and expenses not reflected in the following tables or Example.
See "Mortality and Expense Risk Charge."
--------------------------------------------------------------------------------------------------------------
  Sales Load on Purchase Payments                                                                     None
--------------------------------------------------------------------------------------------------------------
  Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)          8%(1)
--------------------------------------------------------------------------------------------------------------
  Transfer Fee (per transfer)                                                                         None
--------------------------------------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------------------------------------
  Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
--------------------------------------------------------------------------------------------------------------
    Annual Mortality and Expense Risk Charge                                                          0.85%(2)
--------------------------------------------------------------------------------------------------------------
    Annual Administration Charge                                                                      0.15%
--------------------------------------------------------------------------------------------------------------
    Annual Rider Charge                                                                               0.95%
--------------------------------------------------------------------------------------------------------------
    Total Separate Account Annual Expenses                                                            1.95%
--------------------------------------------------------------------------------------------------------------
1    The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the
     Contract. A free withdrawal is available in each Contract Year equal to (1)
     10% of Purchase Payments, excluding any Credit Enhancements, in the first
     Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and
     Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.
2    During the Annuity Period, the annual mortality and expense risk charge is
     1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of 0.85%. See the discussion under "Mortality and Expense Risk Charge."
--------------------------------------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


--------------------------------------------------------------------------------
                                                    MINIMUM   MAXIMUM
--------------------------------------------------  --------  --------
Total Annual Underlying Fund Operating Expenses(1)     0.65%     2.94%
--------------------------------------------------  --------  --------
1    Expenses deducted from Underlying Fund assets include management fees, distribution fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31,
     2006, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2006.
--------------------------------------------------------------------------------

EXAMPLE - This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------------------------
                                                                           1       3       5       10
                                                                          YEAR   YEARS   YEARS   YEARS
-----------------------------------------------------------------------  ------  ------  ------  ------
If you surrender your Contract at the end of the applicable time period  $1,210  $2,056  $2,904  $4,917
-----------------------------------------------------------------------  ------  ------  ------  ------
If you do not surrender or you annuitize your Contract                      489   1,469   2,452   4,917
-------------------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION


     The following condensed financial information presents accumulation unit values for the period ending December 31, 2006, as well as ending accumulation units outstanding under each Subaccount.

----------------------------------------------------------------------------------
                                                        2006      2005    2004(a)
----------------------------------------------------  ----------------------------
AIM V.I. BASIC VALUE
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   11.50  $ 11.12  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   12.73  $ 11.50  $  11.12
Accumulation units outstanding at the end of period.      3,385    3,765       ---
----------------------------------------------------  ----------------------------
AIM V.I. GLOBAL HEALTH SCIENCES
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   11.51  $ 10.86  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   11.88  $ 11.51  $  10.86
Accumulation units outstanding at the end of period.      1,369      250       ---
----------------------------------------------------  ----------------------------
AIM V.I. INTERNATIONAL GROWTH
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   13.45  $ 11.65  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   16.86  $ 13.45  $  11.65
Accumulation units outstanding at the end of period.      6,669    4,028       ---
----------------------------------------------------  ----------------------------
AIM V.I. MID CAP CORE EQUITY
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   11.46  $ 10.90  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   12.48  $ 11.46  $  10.90
Accumulation units outstanding at the end of period.      3,942    4,284       ---
----------------------------------------------------  ----------------------------
AIM V.I. GLOBAL REAL ESTATE
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   13.26  $ 11.84  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   18.54  $ 13.26  $  11.84
Accumulation units outstanding at the end of period.      5,333    4,155       ---
----------------------------------------------------  ----------------------------
AMERICAN CENTURY VP ULTRA
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   11.12  $ 11.12  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   10.54  $ 11.12  $  11.12
Accumulation units outstanding at the end of period.      4,571    4,882       ---
----------------------------------------------------  ----------------------------
AMERICAN CENTURY VP VALUE
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   11.20  $ 10.90  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   13.01  $ 11.20  $  10.90
Accumulation units outstanding at the end of period.      6,586    3,815       ---
----------------------------------------------------  ----------------------------
DREYFUS IP TECHNOLOGY GROWTH
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   11.59  $ 11.42  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   11.82  $ 11.59  $  11.42
Accumulation units outstanding at the end of period.      3,641    3,089       ---
----------------------------------------------------------------------------------


                                        8

----------------------------------------------------------------------------------
                                                        2006      2005    2004(a)
----------------------------------------------------  ----------------------------
DREYFUS VIF INTERNATIONAL VALUE
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   12.57  $ 11.47  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   15.08  $ 12.57  $  11.47
Accumulation units outstanding at the end of period.      5,438    3,301       ---
----------------------------------------------------  ----------------------------
OPPENHEIMER MAIN STREET SMALL CAP
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   12.59  $ 11.70  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   14.15  $ 12.59  $  11.70
Accumulation units outstanding at the end of period.      5,939    4,434       ---
----------------------------------------------------  ----------------------------
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $10.00(b)      ---       ---
  End of period. . . . . . . . . . . . . . . . . . .  $   16.47      ---       ---
Accumulation units outstanding at the end of period.          0      ---       ---
----------------------------------------------------  ----------------------------
PIMCO VIT ALL ASSET
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   10.90  $ 10.46  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   11.18  $ 10.90  $  10.46
Accumulation units outstanding at the end of period.      6,233    6,705       ---
----------------------------------------------------  ----------------------------
PIMCO VIT LOW DURATION
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $    9.87  $  9.97  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   10.06  $  9.87  $   9.97
Accumulation units outstanding at the end of period.      4,098      452       ---
----------------------------------------------------  ----------------------------
PIMCO VIT REAL RETURN
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   10.24  $ 10.23  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   10.12  $ 10.24  $  10.23
Accumulation units outstanding at the end of period.     20,839   16,097       ---
----------------------------------------------------  ----------------------------
RYDEX VT SECTOR ROTATION
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   12.65  $ 11.34  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   13.81  $ 12.65  $  11.34
Accumulation units outstanding at the end of period.      3,182    1,573       ---
----------------------------------------------------  ----------------------------
SBL EQUITY
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   11.07  $ 10.82  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   12.26  $ 11.07  $  10.82
Accumulation units outstanding at the end of period.      2,407    2,752       ---
----------------------------------------------------  ----------------------------
SBL LARGE CAP VALUE
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   12.02  $ 11.09  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   14.37  $ 12.02  $  11.09
Accumulation units outstanding at the end of period.      4,404    3,436       ---
----------------------------------------------------------------------------------


                                        9

----------------------------------------------------------------------------------
                                                        2006      2005    2004(a)
----------------------------------------------------  ----------------------------
SBL MONEY MARKET
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   10.05  $  9.98  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   10.29  $ 10.05  $   9.98
Accumulation units outstanding at the end of period.      4,655    4,505       ---
----------------------------------------------------  ----------------------------
SBL GLOBAL
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   13.14  $ 11.80  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   15.12  $ 13.14  $  11.80
Accumulation units outstanding at the end of period.      7,184    6,208       ---
----------------------------------------------------  ----------------------------
SBL DIVERSIFIED INCOME
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   10.00  $ 10.01  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   10.18  $ 10.00  $  10.01
Accumulation units outstanding at the end of period.      5,634    8,354       ---
----------------------------------------------------  ----------------------------
SBL LARGE CAP GROWTH(C)
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .        ---  $ 10.79  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .        ---  $ 10.93  $  10.79
Accumulation units outstanding at the end of period.        ---    2,811       ---
----------------------------------------------------  ----------------------------
SBL ENHANCED INDEX
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   11.29  $ 10.96  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   12.79  $ 11.29  $  10.96
Accumulation units outstanding at the end of period.     16,799    2,811       ---
----------------------------------------------------  ----------------------------
SBL MID CAP GROWTH
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   12.49  $ 11.81  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   12.85  $ 12.49  $  11.81
Accumulation units outstanding at the end of period.      7,445    6,936       ---
----------------------------------------------------  ----------------------------
SBL MANAGED ASSET ALLOCATION
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   11.02  $ 10.77  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   12.11  $ 11.02  $  10.77
Accumulation units outstanding at the end of period.     11,999   15,268       ---
----------------------------------------------------  ----------------------------
SBL EQUITY INCOME
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   11.14  $ 10.95  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   12.97  $ 11.14  $  10.95
Accumulation units outstanding at the end of period.     17,357   11,641       ---
----------------------------------------------------  ----------------------------
SBL HIGH YIELD
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   10.69  $ 10.50  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   11.66  $ 10.69  $  10.50
Accumulation units outstanding at the end of period.      3,513    4,152       ---
----------------------------------------------------------------------------------


                                       10

----------------------------------------------------------------------------------
                                                        2006      2005    2004(a)
----------------------------------------------------  ----------------------------
SBL SMALL CAP VALUE
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   12.80  $ 11.40  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   14.23  $ 12.80  $  11.40
Accumulation units outstanding at the end of period.      8,522    8,043       ---
----------------------------------------------------  ----------------------------
SBL SOCIAL AWARENESS(C)
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .        ---  $ 10.80  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .        ---  $ 11.12  $  10.80
Accumulation units outstanding at the end of period.        ---      ---       ---
----------------------------------------------------  ----------------------------
SBL MID CAP VALUE
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   13.31  $ 11.68  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   14.96  $ 13.31  $  11.68
Accumulation units outstanding at the end of period.     12,699   12,822       ---
----------------------------------------------------  ----------------------------
SBL MAIN STREET GROWTH AND INCOME(R)(c)
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .        ---  $ 10.89  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .        ---  $ 11.26  $  10.89
Accumulation units outstanding at the end of period.        ---    8,303       ---
----------------------------------------------------  ----------------------------
SBL SMALL CAP GROWTH
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   12.38  $ 11.74  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   12.76  $ 12.38  $  11.74
Accumulation units outstanding at the end of period.      5,328    4,471       ---
----------------------------------------------------  ----------------------------
SBL SELECT 25
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   12.25  $ 11.18  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   12.91  $ 12.25  $  11.18
Accumulation units outstanding at the end of period.      7,610    4,234       ---
----------------------------------------------------  ----------------------------
SBL ALPHA OPPORTUNITY
----------------------------------------------------  ----------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   11.45  $ 10.94  $  10.00
  End of period. . . . . . . . . . . . . . . . . . .  $   12.70  $ 11.45  $  10.94
Accumulation units outstanding at the end of period.      4,676    5,021       ---
----------------------------------------------------------------------------------
(a)  For the period of October 8, 2004 (date of inception) through December 31,
     2004.
(b)  For the period May 1, 2006 (date of inception) through December 31, 2006.
(c)  On June 16, 2006 the funds underlying the SBL Large Cap Growth, SBL Main
     Street Growth and Income, and SBL Social Awareness Subaccounts were reorganized into SBL Fund Series Y (Select 25), SBL Fund Series H (Enhanced
     Index) and Neuberger Berman AMT Socially Responsive Portfolio,
     respectively, and Contract Value allocated to these Subaccounts on that date was transferred to the SBL Select 25, SBL Enhanced Index and Neuberger
     Berman AMT Socially Responsive Subaccounts, respectively. Accordingly, there were no accumulation unit values or outstanding units on or after
     June 16, 2006, for this Subaccount.
----------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY - The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

     On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2006, the Company had total assets of approximately $12.7 billion. Together with its subsidiaries, the Company has total funds under management of approximately $18.6 billion.

PUBLISHED RATINGS - The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT - The Company established the Separate Account under Kansas law on November 24, 2003. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its general account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

     The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

UNDERLYING FUNDS - Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

     Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

     Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

     A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

     PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

          CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

     12B-1 FEES. The Company and/or its affiliate, Security Distributors, Inc.
     -----------
("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds, that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

     PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its
     ------------------------------------------------
affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.15% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

     OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or
     ---------------
affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

     For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

     TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangement with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

     SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL - The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

     The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT - If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The maximum age of an Owner or Annuitant for which a Contract will be issued is age 75. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

RIDER OPTIONS - Upon your application for the Contract, you select one of the following riders:

-     Recurring Rewards;
-     Future Rewards; or
-     Flexible Rewards.

Your rider option must be selected at the time of application and cannot be changed or canceled after your

Contract is issued. You must select only one option. Each rider option is described below.

     RECURRING REWARDS. This option makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. The Company will add an Initial Credit Enhancement equal to 2% of Purchase Payments for each Purchase Payment made in the first Contract Year. An Initial Credit Enhancement will not be added to any Purchase Payment applied subsequent to the first Contract Year. Initial Credit Enhancements will be allocated among the Subaccounts in the same proportion as your Purchase Payment.

     The Company also will add Recurring Credit Enhancements to your Contract Value at every third Contract Anniversary that occurs prior to the Annuity Start Date. The amount of the Recurring Credit Enhancement is equal to 2% of your Contract Value on the applicable Contract Anniversary. Recurring Credit Enhancements will be applied as of the applicable Contract Anniversary and will be allocated among the Subaccounts in the same proportion as your Contract Value is allocated among Subaccounts on that date.

     The Company has received from the Securities and Exchange Commission an exemption from certain provisions of the Investment Company Act of 1940 so that it can recapture any Initial Credit Enhancements that have not yet vested in the event of a withdrawal within the first seven Contract Years and can recapture any Initial Credit Enhancements applied during the 12 months prior to the date of the Owner's death.

     The Company will recapture all or part of any Initial Credit Enhancement that has not yet vested in the event of a full or partial withdrawal during the first seven Contract Years. Each Initial Credit Enhancement will vest completely at the end of the seven-year period that begins on the Contract Date. An amount equal to 1/7 of the Initial Credit Enhancement will vest as of each anniversary of the Contract Date. The amount the Company will recapture in the event of a withdrawal is equal to a percentage of the Initial Credit Enhancement that has not yet vested, determined for each withdrawal by dividing:

1. The amount of the withdrawal, including any contingent deferred sales charge, less the Free Withdrawal amount, by

2.   Contract Value immediately prior to the withdrawal.

The Company will recapture Initial Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount for that Contract Year. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Initial Credit Enhancements, made during the first Contract Year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year. As a result, an Owner may withdraw up to the Free Withdrawal amount during each Contract Year without any recapture of Initial Credit Enhancements that have not yet vested.

     There is no vesting schedule attached to the Recurring Credit Enhancements, which vest immediately.

     If you select this rider, you may not select an Annuity Start Date that is prior to seven years from the Contract Date. The Company may recapture some or all Initial Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by an amount equal to the value of Initial Credit Enhancements next determined after receipt of your request to exercise the Free-Look right. See "Free-Look Right" for more information. Death benefit proceeds may exclude all or part of any Initial Credit Enhancements. See "Death Benefit." Also, please see the discussion under "Important Information about Credit Enhancements," below.

     FUTURE REWARDS. This option makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. The Company will add an Initial Credit Enhancement equal to 5% of Purchase Payments for each Purchase Payment made in the first Contract Year. An Initial Credit Enhancement will not be added to any Purchase Payment applied subsequent to the first Contract Year. Initial Credit Enhancements will be allocated among the Subaccounts in the same proportion as your Purchase Payment.

     The Company also will add Future Credit Enhancements to your Contract Value beginning on the tenth Contract Anniversary and on every second Contract Anniversary thereafter that occurs prior to the Annuity Start Date. The amount of the Future Credit Enhancement is equal to 2% of your Contract Value on the applicable Contract Anniversary. Under this rider, the Future Credit Enhancements will be applied on the tenth, 12th, and 14th Contract Anniversaries, and so on, provided that any such anniversary occurs prior to the Annuity Start Date. Future Credit Enhancements will be applied as of the applicable Contract Anniversary and will be allocated among the Accounts in the same proportion as the Contract Value is allocated among Subaccounts on that date.

     The Company has received from the Securities and Exchange Commission an exemption from certain provisions of the Investment Company Act of 1940 so that it can recapture any Initial Credit Enhancements that have not yet vested in the event of a withdrawal within the first seven Contract Years and can recapture any Initial Credit Enhancements applied during the 12 months prior to the date of the Owner's death.

     The Company will recapture all or part of any Initial Credit Enhancement that has not yet vested in the event of a full or partial withdrawal during the first seven Contract Years. Each Initial Credit Enhancement will vest completely at the end of the seven-year period that begins on the Contract Date. An amount equal to 1/7 of the Initial

Credit Enhancement will vest as of each anniversary of the Contract Date. The amount the Company will recapture in the event of a withdrawal is equal to a percentage of the Initial Credit Enhancement that has not yet vested, determined for each withdrawal by dividing:

1. The amount of the withdrawal, including any contingent deferred sales charge, less the Free Withdrawal amount, by

2.   Contract Value immediately prior to the withdrawal.

The Company will recapture Initial Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount for that Contract Year. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Initial Credit Enhancements, made during the first Contract Year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year. As a result, an Owner may withdraw up to the Free Withdrawal amount during each Contract Year without any recapture of Initial Credit Enhancements that have not yet vested.

     There is no vesting schedule attached to the Future Credit Enhancements, which vest immediately.

     If you select this rider, you may not select an Annuity Start Date that is prior to seven years from the Contract Date.

     The Company may recapture some or all Initial Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by an amount equal to the value of Initial Credit Enhancements next determined after receipt of your request to exercise the Free-Look right. See "Free-Look Right" for more information. Death benefit proceeds may exclude all or part of any Initial Credit Enhancements. See "Death Benefit." Also, please see the discussion under "Important Information about Credit Enhancements," below.

     FLEXIBLE REWARDS. This option makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. The Company will add an Initial Credit Enhancement equal to 4% of Purchase Payments for each Purchase Payment made in the first Contract Year. An Initial Credit Enhancement will not be added to any Purchase Payment applied subsequent to the first Contract Year. Initial Credit Enhancements will be allocated among the Subaccounts in the same proportion as your Purchase Payment.

     The Company also will add a one-time Flexible Credit Enhancement to your Contract Value on the "Election Date." The "Election Date" is the Valuation Date in which your request to elect the Flexible Credit Enhancement is Received by the Company; provided that such Election Date must be after the fifth Contract Anniversary and prior to the Annuity Start Date while the Contract is in force. The Company will add the Flexible Credit Enhancement on the Election Date in an amount equal to 4% of your Contract Value as of that date. The Flexible Credit Enhancement will be allocated among the Accounts in the same proportion as the Contract Value on the Election Date. The Company will send you a notice within 90 days of the fifth Contract Anniversary with regard to the availability of the Flexible Credit Enhancement.

     If an Owner dies prior to the Annuity Start Date and after the fifth Contract Anniversary and no Flexible Credit Enhancement has been applied, the Company will apply the Flexible Credit Enhancement to Contract Value as of the date that the death benefit is processed.

     The Company has received from the Securities and Exchange Commission an exemption from certain provisions of the Investment Company Act of 1940 so that it can recapture any Initial Credit Enhancements that have not yet vested in the event of a withdrawal within the first seven Contract Years and can recapture any Initial Credit Enhancements applied during the 12 months prior to the date of the Owner's death.

     The Company will recapture all or part of any Initial Credit Enhancement that has not yet vested in the event of a full or partial withdrawal during the first seven Contract Years. Each Initial Credit Enhancement will vest completely at the end of the seven-year period that begins on the Contract Date. An amount equal to 1/7 of the Initial Credit Enhancement will vest as of each anniversary of the Contract Date. The amount the Company will recapture in the event of a withdrawal is equal to a percentage of the Initial Credit Enhancement that has not yet vested, determined for each withdrawal by dividing:

1. The amount of the withdrawal, including any contingent deferred sales charge, less the Free Withdrawal amount, by

2.   Contract Value immediately prior to the withdrawal.

The Company will recapture Initial Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount for that Contract Year. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Initial Credit Enhancements, made during the first Contract Year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year. As a result, an Owner may withdraw up to the Free Withdrawal amount during each Contract Year without any recapture of Initial Credit Enhancements that have not yet vested.

     There is no vesting schedule attached to the Flexible Credit Enhancement, which vests immediately.

     If you select this rider, you may not select an Annuity Start Date that is prior to seven years from the Contract Date.

     The Company may recapture some or all Initial Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by an amount equal to the value of Initial Credit Enhancements next determined after receipt of your request to exercise the Free-Look right. See "Free-Look Right" for more information. Death benefit proceeds may exclude all or part of any Initial Credit Enhancements. See "Death Benefit." Also, please see the discussion under "Important Information about Credit Enhancements," below.

     IMPORTANT INFORMATION ABOUT CREDIT ENHANCEMENTS.

The Company expects to make a profit from the charges for the riders and funds payment of the Credit Enhancements through the rider charges and the vesting schedule. Whether the Contract make sense for you depends on a number of factors. You and your financial adviser should consider the following factors in determining whether the Contract is appropriate for you:

-    The length of time you plan to own your Contract;

-    The frequency, amount and timing of any partial withdrawals;

-    When you plan to begin receiving annuity payments; and

-    Whether you will make Purchase Payments after the first Contract Year.

     As discussed above, the Company recaptures all or a portion of any Initial Credit Enhancements that have not yet vested in the event of a full or partial withdrawal during the first seven Contract Years. The Company also reduces any death benefit under the Contract by the amount of any Initial Credit Enhancements applied during the 12 months prior to the date of the Owner's death. As a result, you may forfeit all or part of your Initial Credit Enhancements if you plan to make withdrawals during the first seven Contract Years, or in the event of your death during the first two Contract Years. It may not be beneficial to purchase this Contract if you expect to experience an event that will result in the Company recapturing your Initial Credit Enhancements.

     You should also consider that you will receive an Initial Credit Enhancement only for Purchase Payments received during the first Contract Year. If you will make significant Purchase Payments after the first Contract Year, then this rider may not be appropriate for you as increased Purchase Payments will increase your Contract Value and, correspondingly, will increase your rider charge, without the benefit of an Initial Credit Enhancement on those subsequent Purchase Payments. The expenses of this Contract are higher than some variable annuities without a Credit Enhancement and over the life of the Contract, the Credit Enhancements you receive may be more than offset by the higher expenses.

PURCHASE PAYMENTS - The minimum initial Purchase Payment for the purchase of a Contract is $25,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

     The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer.

     If the Company does not receive a complete application, the Company will hold your Purchase Payment in its general account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your account. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

     The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic

Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

     If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS - In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives consist of the Subaccounts.

     You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION - Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

     A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semi-annual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

     After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

ASSET REALLOCATION OPTION - Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

TRANSFERS OF CONTRACT VALUE - You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

     The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

     The Company reserves the right to limit transfers to 14 in a Contract Year. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as described below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

     FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding

Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

     The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

-    the total dollar amount being transferred;

-    the number of transfers you made within the previous 12 months;

-    transfers to and from (or from and to) the same Subaccount;

- whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

- whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

     If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company will send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter. In addition, the Company will require that you submit transfer requests in writing via regular U.S. mail for a 90-day period if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period, as follows.

--------------------------------------------------------------------------------
                                           NUMBER OF
                                          ROUND TRIPS
SUBACCOUNT                                TRANSFERS*
----------------------------------------  -----------
SBL Money Market                          Unlimited
----------------------------------------  -----------
Oppenheimer Main Street Small Cap              6
Fund(R)/VA, PIMCO VIT All Asset, SBL
Managed Asset Allocation
----------------------------------------  -----------
AIM V.I. Basic Value, AIM V.I. Health          4
Sciences, AIM V.I. International Growth,
AIM V.I. Mid Cap Core Equity, AIM V.I.
Global Real Estate, Dreyfus IP
Technology Growth, Dreyfus VIF
International Value, Neuberger Berman
AMT Socially Responsive, PIMCO VIT
Low Duration, PIMCO VIT Real Return,
Rydex VT Sector Rotation, SBL Alpha
Opportunity, SBL Diversified Income, SBL
Enhanced Index, SBL Equity, SBL Equity
Income, SBL Global, SBL High Yield, SBL
Large Cap Value, SBL Mid Cap Growth,
SBL Mid Cap Value, SBL Select 25, SBL
Small Cap Growth, SBL Small Cap Value
----------------------------------------  -----------
American Century VP Ultra, American            2
Century VP Value
-----------------------------------------------------
*    Number of round trip transfers in any 12-month period that will trigger a letter requiring that you submit transfer requests in writing via regular
     U.S. mail for a 90-day period that begins on the date of the letter.
--------------------------------------------------------------------------------

     In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

     You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

     Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

     To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

     The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

     Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

     The Company does not limit or restrict transfers to or from the SBL Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

     Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE - The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

     On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE - Your Contract Value will vary to a degree that depends upon several factors, including

- Investment performance of the Subaccounts to which you have allocated Contract Value,

-    Payment of Purchase Payments,

-    Full and partial withdrawals, and

-    Charges assessed in connection with the Contract.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

     In addition to Purchase Payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

     The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

     The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the annual mortality and expense risk charge under the Contract of 0.85%, (5) the annual rider charge under the Contract of 0.95% and
(6) the annual administration charge under the Contract of 0.15%.

     The mortality and expense risk charge, the rider charge and the administration charge are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date.

CUT-OFF TIMES - Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS - Prior to the Annuity Start Date, an Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5 through 7. See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

     The proceeds received upon a full withdrawal prior to the Annuity Start Date will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities and any Initial Credit Enhancements that have not yet vested. See "Contingent Deferred Sales Charge" and "Premium Tax Charge." See the discussion of vesting of Credit Enhancements under "Recurring Rewards," "Future Rewards" and "Flexible Rewards."

     The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

     A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge and a percentage of any Initial Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and a percentage of any Initial Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Initial Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, any premium tax charge and a percentage of any Initial Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

     The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

     A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59(1/2), may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS - The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Request for Scheduled Systematic Payments form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

     Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Initial Credit Enhancements that have not yet vested. See the discussion under "Recurring Rewards," "Future Rewards" and "Flexible Rewards."

     In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

     The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

     The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59(1/2). See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

FREE-LOOK RIGHT - You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look Period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract, the Contract Value plus any charges deducted from Contract Value in the Subaccounts, less the Contract Value attributable to Initial Credit Enhancements. Because the Company will deduct the current value of the Initial Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Initial Credit Enhancements during the Free-Look Period.

     Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT - You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

     If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

     If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

     The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. The amount of the death benefit generally will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Initial Credit Enhancements applied during the 12 months prior to the date of the Owner's death) and plus any Flexible Credit Enhancement if applicable as discussed below.

     If the Owner has elected the Flexible Rewards rider option, but has not received the Flexible Credit Enhancement as of the date of the Owner's death, the Company will apply the Flexible Credit Enhancement to Contract Value as of the date that the death benefit is processed; provided that the Owner's death occurred prior to the Annuity Start Date and after the fifth Contract Anniversary.

     Please note that 100% of Initial Credit Enhancements added within the 12-month period preceding the date of the Owner's death will be recaptured. For example, if an Owner died during the first Contract Year, all Initial Credit Enhancements applied to the Contract would be deducted from the amount of the death benefit.

     If due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

     The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

     Please note that any death benefit payment we make in excess of Contract Value is subject to our financial strength and claims-paying ability.

DISTRIBUTION REQUIREMENTS - For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated

Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds.

     For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

     For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT - If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE - The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. This charge is also deducted during the Annuity Period.

     The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

     The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges.

     The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

------------------------------
PURCHASE PAYMENT   WITHDRAWAL
 AGE (IN YEARS)      CHARGE
------------------------------

        1              8%
        2            7.45%
        3             6.5%
        4             5.5%
        5              5%
        6              5%
        7              4%
    8 and over         0%
------------------------------

     The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from the remaining Contract Value following the withdrawal, provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 8% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity payments under options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

     The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE - The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets.

     During the Annuity Period, the mortality and expense risk charge is 1.25% under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

     The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

     The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

RIDER CHARGE - The Company deducts a daily charge for the risks assumed by the Company under the applicable rider option equal to 0.95%, on an annual basis, of each Subaccount's average daily net assets. The Company will deduct this charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8. The Company will deduct the rider charge for the life of the Contract if you elect Annuity Option 5 or 6.

ADMINISTRATION CHARGE - The Company deducts a daily administration charge equal to 0.15%, on an annual basis, of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts. The Company will deduct this charge for the life of the Contract beginning on the Contract Date.

PREMIUM TAX CHARGE - Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES - The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES - The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES - The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.85% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the rider charge will not exceed an annual rate of 0.95% of each Subaccount's average daily net assets.

UNDERLYING FUND EXPENSES - Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL - You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the seventh annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms-either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

     The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Variable annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

     Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

     You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

     You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

     Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. 160247368 The tax treatment of partial withdrawals after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date.

     If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

     Under Annuity Options 5 and 6, full or partial withdrawals of Contract Value may be made after the Annuity Start Date, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax.

     An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

     The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS -

     OPTION 1 - LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 - LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

     OPTION 3 - LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

     OPTION 4 - JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

     OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

     OPTION 7 - PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

     OPTION 8 - JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3(1/2)%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate. The Company calculates variable annuity payments under Options 5 and 6 based on Contract Value rather than Annuity Units. See "Determination of Contract Value."

     The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

     On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

     Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION - You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70(1/2). In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70(1/2), and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

     The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

MORE ABOUT THE CONTRACT

OWNERSHIP - The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

     JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY - The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any

Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

     Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS - The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT - The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

- During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

- During which trading on the New York Stock Exchange is restricted as determined by the SEC,

- During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

- For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL - The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS - If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS - Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59(1/2). See the discussion under "Tax Penalties."

     Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59(1/2), (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

     If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM - If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION - The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT -

     GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

     DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

     In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

     The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS - Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

     SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

     SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

     For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59(1/2), a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59(1/2), or (b) before the taxpayer reaches age 59(1/2).

ADDITIONAL CONSIDERATIONS -

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

     Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

     CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

     MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

     In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

     POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

OPTIONAL BENEFIT RIDERS. - It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59(1/2). Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS - The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408, 408(A) or 457 of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantages beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, a Contractowner's beneficiary designation or elected payment option may not be enforceable.

     The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

     The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

     SECTION 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

     Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Section 403(b) annuities are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 401 of the Code.

     A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. Beginning in 2006, however, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

     A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59(1/2), (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

     Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTION 408. TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of
                  --------------------------------------------
the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

     IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) 100% of the individual's earned income under current tax law or the applicable dollar amount as shown in the table below:

--------------------------------------
           TAX YEAR            AMOUNT
             2007              $ 4,000
     2008 and thereafter       $ 5,000
--------------------------------------

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($80,000 for 2007 for a married couple filing a joint return and $50,000 for a single taxpayer in 2007). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

     Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

     In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 401 of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the Contractowner reaches age 70(1/2)-the Contractowner's retirement date, if any, will not affect his or her required beginning date. See "Section 401." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

     Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

     SECTION 408A ROTH IRAS. Section 408A of the Code permits eligible
     -----------------------
individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

     Regular contributions to a Roth IRA are not deductible and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA.

Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distribution, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the individual's gross income until some future time.

     If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the participant in an "eligible rollover distribution" and the participant transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

     An "eligible retirement plan" will be another Section 403(b) plan or a traditional individual retirement account or annuity under Code Section 408.

     A Section 403(b) plan or a governmental 457 plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified
                    ---------------------------
Plan before the participant reaches age 59(1/2) are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancy) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that is rolled over or transferred in accordance with Code requirements; or (viii) that is transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. In addition, the 10% penalty tax is generally not applicable to distributions from a Section 457 plan. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59(1/2): withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

     MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan
     -------------------------
is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

     Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS -

     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generations skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES - The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Fund on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

     It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote.

SUBSTITUTION OF INVESTMENTS - The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance with applicable law, the Company may transfer assets to the general account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS - The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS - The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

ELECTRONIC PRIVILEGES - You may request a transfer of Contract Value and may make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone unless you have opted out of the Electronic Transfer Privilege option. You also may request a transfer of Contract Value electronically via facsimile or through the Company's Internet web site if you have authorized your financial representative to make financial transactions on your behalf. Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

     The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

     By signing the application, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS - The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your Contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual Contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your Contract and its endorsements and riders, if any, contact the Company's Administrative Office.

LEGAL PROCEEDINGS - The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account, the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

     In 2003 and 2004, the SEC requested information from the Company relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices, policies, and procedures relating to trading in mutual fund shares. The Company responded to the information requests and is not aware of any problems with respect to such matters involving the Company, SDI, or the Separate Account.

SALE OF THE CONTRACT - The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

     PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.

     SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2006, 2005 and 2004, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $117,474, $43,371 and $0, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

     SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its general account.

     COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays
     ------------------------------------------------
commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 8.0% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 1.00% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials (such as the one described below); however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

     The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In
     ----------------------------------------------------------------
addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives. The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2006 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
Vantage Securities, Inc., OFG Financial Services, Inc., Aquarius Fund Distributors, Inc., Brecek & Young Advisors, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, PlanMember Securities Corporation, Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., Questar Capital Corporation, Geneos Wealth Management, Inc., GWN Securities Inc., Capital Financial Services, Inc., Ohio Savings Securities, Inc., and SIMCO Financial. These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO AFFILIATED SELLING BROKER-DEALERS. In
     ------------------------------------------------------------------
addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and it affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of Contract in accordance with its respective internal compensation programs.

LEGAL MATTERS - Amy J. Lee, Esq., Associate General Counsel, the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contracts under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

     Performance information for the Subaccounts, including the yield and effective yield of the SBL Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

     Current yield for the SBL Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the SBL Money

Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market Subaccount yields may also become extremely low and possibly negative.

     For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the administration charge, mortality and expense risk charge and contingent deferred sales charge and may simultaneously be shown for other periods.

     Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contract was not available for purchase until October 2004, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

     Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donaghue Money Market Institutional Averages, the Lehman Brothers Government Corporate Index, the Morgan Stanley Capital International's EAFE Index or other indices measuring performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general or representative of a particular type of security: (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

     Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and (iii) the Company's rating or a rating of the Company's claim-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT - A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS - The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of

Variable Annuity Account XVII at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information for the ClassicStrategies Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
                                -----------------

GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 403(b)
  Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee that any Underlying Fund will meet its investment objective.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.

----------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)  INVESTMENT OBJECTIVE               INVESTMENT ADVISER
------------------------  ---------------  ---------------------------------  ----------------------------------------------
AIM V.I. Basic Value      Series II        Long-term growth of capital        A I M Advisors, Inc.
Fund                                                                          11 Greenway Plaza, Suite 100
                                                                              Houston, TX  77046-1179
------------------------  ---------------  ---------------------------------  ----------------------------------------------
AIM V.I. Global Health    Series I         Capital growth                     A I M Advisors, Inc.
Care Fund                                                                     11 Greenway Plaza, Suite 100
                                                                              Houston, TX  77046-1182
------------------------  ---------------  ---------------------------------  ----------------------------------------------
AIM V.I. Global Real      Series I         Achieve high total return          A I M Advisors, Inc.
Estate Fund (formerly                      through growth of capital and      11 Greenway Plaza, Suite 100
AIM V.I. Real Estate                       current income.                    Houston, TX  77046-1173
Fund)                                                                         (Investment Advisor)

                                                                              INVESCO Institutional (N.A.), Inc.
                                                                              Suite 250
                                                                              1355 Peachtree Street, NE
                                                                              Atlanta, GA  30309-3299
                                                                              (Sub-adviser)
------------------------  ---------------  ---------------------------------  ----------------------------------------------
AIM V.I. International    Series II        To provide long-term growth of     A I M Advisors, Inc.
Growth Fund                                capital                            11 Greenway Plaza, Suite 100
                                                                              Houston, TX  77046-1183
------------------------  ---------------  ---------------------------------  ----------------------------------------------
AIM V.I. Mid Cap Core     Series II        Long-term growth of capital        A I M Advisors, Inc.
Equity Fund                                                                   11 Greenway Plaza, Suite 100
                                                                              Houston, TX  77046-1184
------------------------  ---------------  ---------------------------------  ----------------------------------------------
American Century VP       Class II         Long-term capital growth           American Century Investment Management, Inc.
Ultra(R) Fund                                                                 4500 Main Street
                                                                              Kansas City, MO  64111-1816
------------------------  ---------------  ---------------------------------  ----------------------------------------------
American Century VP       Class II         Long-term capital growth           American Century Investment Management, Inc.
Value Fund                                                                    4500 Main Street
                                                                              Kansas City, MO  64111-1816
------------------------  ---------------  ---------------------------------  ----------------------------------------------
Dreyfus IP Technology     Service          Capital appreciation               The Dreyfus Corporation
Growth Portfolio                                                              200 Park Avenue
                                                                              New York, NY  10166-0039
------------------------  ---------------  ---------------------------------  ----------------------------------------------
Dreyfus VIF               Service          Long-term capital growth           The Dreyfus Corporation
International Value                                                           200 Park Avenue
Portfolio                                                                     New York, NY  10166-0039
------------------------  ---------------  ---------------------------------  ----------------------------------------------
Neuberger Berman          Class S          Long-term growth of capital by     Neuberger Berman Management Inc.
AMT Socially                               investing primarily in securities  605 Third Avenue, 2nd Floor
Responsive                                 of companies that meet the         New York, NY  10158-3698
                                           Fund's financial criteria and      (Investment Adviser)
                                           social policy
                                                                              Neuberger Berman, LLC
                                                                              605 Third Avenue, 2nd Floor
                                                                              New York, NY  10158-3698
                                                                              (Sub-adviser)
----------------------------------------------------------------------------------------------------------------------------


                                       43

----------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)  INVESTMENT OBJECTIVE               INVESTMENT ADVISER
------------------------  ---------------  ---------------------------------  ----------------------------------------------
Oppenheimer Main          Service          Capital appreciation               OppenheimerFunds, Inc.
Street Small Cap                                                              Two World Financial Center
Fund(R)/VA                                                                    225 Liberty Street, 11th Floor
                                                                              New York, NY  10281
------------------------  ---------------  ---------------------------------  ----------------------------------------------
PIMCO VIT All Asset       Administrative   Maximum real return consistent     Pacific Investment Management Company LLC
Return Portfolio                           with preservation of real capital  840 Newport Center Drive, Suite 100
                                           and prudent investment             Newport Beach, CA  92660-6398
                                           management
------------------------  ---------------  ---------------------------------  ----------------------------------------------
PIMCO VIT Low             Administrative   Seeks maximum total return         Pacific Investment Management Company LLC
Duration Portfolio                         consistent with preservation of    840 Newport Center Drive, Suite 100
                                           capital and prudent investment     Newport Beach, CA  92660-6398
                                           management
------------------------  ---------------  ---------------------------------  ----------------------------------------------
PIMCO VIT Real            Administrative   Maximum real return consistent     Pacific Investment Management Company LLC
Return Portfolio                           with preservation of real capital  840 Newport Center Drive, Suite 100
                                           and prudent investment             Newport Beach, CA  92660-6398
                                           management
------------------------  ---------------  ---------------------------------  ----------------------------------------------
Rydex VT Sector                            Long-term capital appreciation     Rydex Investments
Rotation Fund                                                                 9601 Blackwell Road, Suite 500
                                                                              Rockville, MD  20850-6478
------------------------  ---------------  ---------------------------------  ----------------------------------------------
SBL Fund Series A                          Long-term growth of capital        6th Avenue Investment Management Company, LLC
(SBL Equity)                                                                  5801 SW 6th Avenue
                                                                              Topeka, KS  66636-0001
------------------------  ---------------  ---------------------------------  ----------------------------------------------
SBL Fund Series B                          Long-term growth of capital        6th Avenue Investment Management Company, LLC
(SBL Large Cap Value)                                                         5801 SW 6th Avenue
                                                                              Topeka, KS  66636-0001
------------------------  ---------------  ---------------------------------  ----------------------------------------------
SBL Fund Series C                          As high a level of current         6th Avenue Investment Management Company, LLC
(SBL Money Market)                         income as is consistent with       5801 SW 6th Avenue
                                           preservation of capital by         Topeka, KS  66636-0001
                                           investing in money market
                                           securities with varying
                                           maturities.
------------------------  ---------------  ---------------------------------  ----------------------------------------------
SBL Fund Series D                          Long-term growth of capital        6th Avenue Investment Management Company, LLC
(SBL Global)                                                                  5801 SW 6th Avenue
                                                                              Topeka, KS  66636-0001
                                                                              (Investment Adviser)

                                                                              OppenheimerFunds, Inc.
                                                                              Two World Financial Center
                                                                              225 Liberty Street, 11th Floor
                                                                              New York, NY  10281
                                                                              (Sub-adviser)
------------------------  ---------------  ---------------------------------  ----------------------------------------------
SBL Fund Series E                          Current income with security       6th Avenue Investment Management Company, LLC
(SBL Diversified Income)                   of principal                       5801 SW 6th Avenue
                                                                              Topeka, KS  66636-0001
----------------------------------------------------------------------------------------------------------------------------


                                       44

----------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)  INVESTMENT OBJECTIVE               INVESTMENT ADVISER
------------------------  ---------------  ---------------------------------  ----------------------------------------------
SBL Fund Series H                          Outperform S&P 500 Index           6th Avenue Investment Management Company, LLC
(SBL Enhanced Index)                                                          5801 SW 6th Avenue
                                                                              Topeka, KS  66636-0001
                                                                              (Investment Adviser)

                                                                              Northern Trust Investments, N.A.
                                                                              50 LaSalle Street
                                                                              Chicago, IL  60675
                                                                              (Sub-adviser)
------------------------  ---------------  ---------------------------------  ----------------------------------------------
SBL Fund Series J                          Capital appreciation               6th Avenue Investment Management Company, LLC
(SBL Mid Cap Growth)                                                          5801 SW 6th Avenue
                                                                              Topeka, KS  66636-0001
------------------------  ---------------  ---------------------------------  ----------------------------------------------
SBL Fund Series N                          High level of total return         6th Avenue Investment Management Company, LLC
(SBL Managed Asset                                                            5801 SW 6th Avenue
Allocation)                                                                   Topeka, KS  66636-0001
                                                                              (Investment Adviser)

                                                                              T. Rowe Price Associates, Inc.
                                                                              100 East Pratt Street
                                                                              Baltimore, MD  21202-1090
                                                                              (Sub-adviser)
------------------------  ---------------  ---------------------------------  ----------------------------------------------
SBL Fund Series O                          Substantial dividend income        6th Avenue Investment Management Company, LLC
(SBL Equity Income)                        and capital appreciation           5801 SW 6th Avenue
                                                                              Topeka, KS  66636-0001
                                                                              (Investment Adviser)

                                                                              T. Rowe Price Associates, Inc.
                                                                              100 East Pratt Street
                                                                              Baltimore, MD  21202-1090
                                                                              (Sub-adviser)
------------------------  ---------------  ---------------------------------  ----------------------------------------------
SBL Fund Series P                          High current income and            6th Avenue Investment Management Company, LLC
(SBL High Yield)                           capital appreciation as a          5801 SW 6th Avenue
                                           secondary objective                Topeka, KS  66636-0001
------------------------  ---------------  ---------------------------------  ----------------------------------------------
SBL Fund Series Q                          Capital growth                     6th Avenue Investment Management Company
(SBL Small Cap Value)                                                         One Security Benefit Place
                                                                              Topeka, KS  66636-0001
                                                                              (Investment Adviser)

                                                                              Wells Capital Management Incorporated
                                                                              525 Market Street, 10th Floor
                                                                              San Francisco, CA  94105
                                                                              (Sub-adviser)
------------------------  ---------------  ---------------------------------  ----------------------------------------------
SBL Fund Series V                          Long-term growth of capital        6th Avenue Investment Management Company, LLC
(SBL Mid Cap Value)                                                           5801 SW 6th Avenue
                                                                              Topeka, KS  66636-0001
----------------------------------------------------------------------------------------------------------------------------


                                       45

----------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)  INVESTMENT OBJECTIVE               INVESTMENT ADVISER
------------------------  ---------------  ---------------------------------  ----------------------------------------------
SBL Fund Series X                          Long-term growth of capital        6th Avenue Investment Management Company, LLC
(SBL Small Cap                                                                5801 SW 6th Avenue
Growth)                                                                       Topeka, KS  66636-0001
                                                                              (Investment Adviser)

                                                                              RS Investment Management, L.P.
                                                                              388 Market Street
                                                                              San Francisco, CA  94111
                                                                              (Sub-adviser)
------------------------  ---------------  ---------------------------------  ----------------------------------------------
                                           Long-term growth of capital        6th Avenue Investment Management Company, LLC
SBL Fund Series Y                                                             5801 SW 6th Avenue
(SBL Select 25)                                                               Topeka, KS  66636-0001
------------------------  ---------------  ---------------------------------  ----------------------------------------------
SBL Fund Series Z                          Long-term growth of capital        6th Avenue Investment Management Company, LLC
(SBL Alpha                                                                    5801 SW 6th Avenue
Opportunity)                                                                  Topeka, KS  66636-0001
                                                                              (Investment Adviser)

                                                                              Mainstream Investment Advisers, LLC
                                                                              101 West Spring Street, Suite 401
                                                                              New Albany, IN  47150-3610
                                                                              (Sub-adviser)
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      CLASSICSTRATEGIES(R) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2007



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the ClassicStrategies Variable Annuity dated May 1, 2007, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                        Page


 GENERAL INFORMATION AND HISTORY........................................  3
    Safekeeping of Assets...............................................  3

 LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS..  3
    Section 403(b)......................................................  3
    Sections 408 and 408A...............................................  3


 PERFORMANCE INFORMATION................................................  3


 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........................  4


 FINANCIAL STATEMENTS...................................................  5

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XVII (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

Limits on Purchase Payments
Paid Under Tax-Qualified
Retirement Plans

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,500 for tax year 2007. The $15,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,000 can be made to a 403(b) annuity during the 2007 tax year. The $5,000 limit may be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the
Section 415(c) limit for 2007 is the lesser of (i) $45,000, or (ii) 100% of the employee's annual compensation.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

---------------------------------- -----------------------
            TAX YEAR                       AMOUNT
---------------------------------- -----------------------
              2007                         $4,000
       2008 and thereafter                 $5,000
---------------------------------- -----------------------

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION


Performance information for the Subaccounts of the Separate Account, including the yield and total return


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
and the average annual total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.


Quotations of yield for the Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of yield for the Subaccounts, other than the Money Market Subaccount, will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b + 1)(6) - 1]
                                      cd

where    a =   net investment income earned during the period by the Underlying
               Fund attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c = the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

         d = the maximum offering price per Accumulation Unit on the last day of the period.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may simultaneously be shown for other periods and will include total return for periods beginning prior to availability of the Contract. Such total return figures are based upon the performance of the respective Underlying Fund, adjusted to reflect the maximum charges imposed under the Contract.

Average annual total return figures reflect the deduction of the mortality and expense risk charge of 0.85%, the Rider charge of 0.95%, the administration charge of 0.15%, and the contingent deferred sales charge. Total return figures may be quoted that do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the level of return quoted. Total return figures that do not reflect deduction of all charges will be accompanied by total return figures that reflect such charges.

All Average Annual Return figures are based upon the performance of the corresponding Underlying Fund, adjusted to reflect the maximum charges imposed under the Contract, except that Average Annual Return (without contingent deferred sales charge), does not reflect any applicable withdrawal charge. Those charges, if reflected, would reduce such average annual return figures.

Total return figures also may be quoted that assume the Owner has purchased a Recurring Bonus or a Combination Guaranteed Growth Death Benefit and Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XVII at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, appearing in this


--------------------------------------------------------------------------------

Statement of Additional Information have been audited by Ernst & Young, LLP, independent registered public accounting firm, 1200 Main Street, Kansas City, Missouri 64105-2143, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XVII at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

Variable Annuity Account XVII -
ClassicStrategies Variable Annuity
Year Ended December 31, 2006
With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XVII -
                       ClassicStrategies Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2006

                                    Contents

Report of Independent Registered Public Accounting Firm ..................    1

Audited Financial Statements

Statements of Net Assets .................................................    3
Statements of Operations .................................................    7
Statements of Changes in Net Assets ......................................   11
Notes to Financial Statements ............................................   19

             Report of Independent Registered Public Accounting Firm

The Contract Owners
ClassicStrategies Variable Annuity
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain respective subaccounts of Variable Annuity Account XVII (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM V.I. Basic Value, AIM V.I. Global Health Care, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, AIM V.I. Global Real Estate (formerly AIM V.I. Real Estate), American Century VP Ultra, American Century VP Value, Dreyfus VIF Technology Growth, Dreyfus VIF International Value, Oppenheimer Main Street Small Cap/VA, PIMCO VIT All Asset, PIMCO VIT Low Duration, PIMCO VIT Real Return, Rydex VT Sector Rotation, SBL Equity, SBL Large Cap Value, SBL Money Market, SBL Global, SBL Diversified Income, SBL Enhanced Index, SBL Mid Cap Growth, SBL Managed Asset Allocation, SBL Equity Income, SBL High Yield, SBL Small Cap Value, SBL Mid Cap Value, SBL Small Cap Growth, SBL Select 25, and SBL Alpha Opportunity Subaccounts, which are available for investment by contract owners of the ClassicStrategies Variable Annuity as of December 31, 2006, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XVII that are available for investment by contract owners of ClassicStrategies Variable Annuity at December 31, 2006, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                       /s/ Ernst & Young LLP

April 9, 2007

                         Variable Annuity Account XVII -
                       ClassicStrategies Variable Annuity

                            Statements of Net Assets

                                December 31, 2006

                                            AIM V.I.     AIM V.I.       AIM V.I.    AIM V.I.     American    American   Dreyfus VIF
                               AIM V.I.      Global    International    Mid Cap      Global     Century VP  Century VP  Technology
                              Basic Value  HealthCare     Growth      Core Equity  Real Estate     Ultra       Value      Growth
                              Subaccount   Subaccount   Subaccount     Subaccount  Subaccount   Subaccount  Subaccount  Subaccount
                              ------------------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market
      value                   $    43,093  $   16,264  $     112,448  $    49,180  $    98,893  $   48,167  $   85,705  $    43,038
                              ------------------------------------------------------------------------------------------------------
Total assets                       43,093      16,264        112,448       49,180       98,893      48,167      85,705       43,038
                              ------------------------------------------------------------------------------------------------------
Net assets                    $    43,093  $   16,264  $     112,448  $    49,180  $    98,893  $   48,167  $   85,705  $    43,038
                              ======================================================================================================

Units outstanding                   3,385       1,369          6,669        3,942        5,333       4,571       6,586        3,641

Unit value                    $     12.73  $    11.88  $       16.86  $     12.48  $     18.54  $    10.54  $    13.01  $     11.82

Mutual funds, at cost         $    38,202  $   14,989  $      91,873  $    48,196  $    71,185  $   47,089  $   75,711  $    38,849
Mutual fund shares                  3,255         756          3,858        3,665        3,441       4,826       9,817        4,638

See accompanying notes.

                         Variable Annuity Account XVII -
                       ClassicStrategies Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006

                             Dreyfus VIF   Oppenheimer      PIMCO      PIMCO       PIMCO      Rydex VT                  SBL
                            International  Main Street     VIT All    VIT Low     VIT Real     Sector       SBL      Large Cap
                                Value      Small Cap/VA     Asset     Duration     Return     Rotation     Equity       Value
                             Subaccount     Subaccount   Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                            ----------------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market
      value                 $      81,982  $     84,045  $   69,688  $   41,247  $  210,959  $   43,955  $   29,505  $   63,286
                            ----------------------------------------------------------------------------------------------------
Total assets                       81,982        84,045      69,688      41,247     210,959      43,955      29,505      63,286
                            ----------------------------------------------------------------------------------------------------
Net assets                  $      81,982  $     84,045  $   69,688  $   41,247  $  210,959  $   43,955  $   29,505  $   63,286
                            ====================================================================================================

Units outstanding                   5,438         5,939       6,233       4,098      20,839       3,182       2,407       4,404

Unit value                  $       15.08  $      14.15  $    11.18  $    10.06  $    10.12  $    13.81  $    12.26  $    14.37

Mutual funds, at cost       $      74,207  $     74,683  $   69,660  $   41,357  $  224,874  $   41,234  $   24,850  $   53,285
Mutual fund shares                  4,211         4,428       5,972       4,100      17,668       3,263       1,142       2,397

See accompanying notes.

                         Variable Annuity Account XVII -
                       ClassicStrategies Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006

                            SBL                        SBL           SBL          SBL      SBL Managed      SBL
                           Money         SBL       Diversified    Enhanced      Mid Cap       Asset        Equity        SBL
                           Market       Global       Income        Index        Growth     Allocation      Income     High Yield
                         Subaccount   Subaccount   Subaccount    Subaccount   Subaccount   Subaccount    Subaccount   Subaccount
                         --------------------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at
     market value        $   47,893   $  108,613   $    57,330   $  214,798   $   95,657   $   145,302   $  225,191   $   40,951
                         --------------------------------------------------------------------------------------------------------
Total assets                 47,893      108,613        57,330      214,798       95,657       145,302      225,191       40,951
                         --------------------------------------------------------------------------------------------------------
Net assets               $   47,893   $  108,613   $    57,330   $  214,798   $   95,657   $   145,302   $  225,191   $   40,951
                         ========================================================================================================

Units outstanding             4,655        7,184         5,634       16,799        7,445        11,999       17,357        3,513

Unit value               $    10.29   $    15.12   $     10.18   $    12.79   $    12.85   $     12.11   $    12.97   $    11.66

Mutual funds, at cost    $   45,491   $   87,597   $    54,963   $  190,837   $   86,488   $   128,621   $  193,677   $   35,661
Mutual fund shares            3,762        9,847         4,774       19,404        3,060         7,833        9,907        2,179

See accompanying notes.

                         Variable Annuity Account XVII -
                       ClassicStrategies Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006

                                      SBL           SBL         SBL                        SBL
                                   Small Cap      Mid Cap    Small Cap        SBL         Alpha
                                     Value         Value       Growth      Select 25   Opportunity
                                   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                                   ----------------------------------------------------------------
Assets:
   Mutual funds, at market value   $  121,296   $  189,990   $   67,965   $   98,274   $    59,372
                                   ----------------------------------------------------------------
Total assets                          121,296      189,990       67,965       98,274        59,372
                                   ----------------------------------------------------------------
Net assets                         $  121,296   $  189,990   $   67,965   $   98,274   $    59,372
                                   ================================================================

Units outstanding                       8,522       12,699        5,328        7,610         4,676

Unit value                         $    14.23   $    14.96   $    12.76   $    12.91   $     12.70

Mutual funds, at cost              $   98,299   $  151,219   $   60,395   $   88,473   $    49,154
Mutual fund shares                      4,640        4,062        3,527        9,066         4,253

See accompanying notes.

                         Variable Annuity Account XVII -
                       ClassicStrategies Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2006

                                          AIM V.I.     AIM V.I.       AIM V.I.     AIM V.I.    AMERICAN     AMERICAN     DREYFUS VIF
                              AIM V.I.     GLOBAL    INTERNATIONAL    MID CAP      GLOBAL     CENTURY VP   CENTURY VP    TECHNOLOGY
                            BASIC VALUE  HEALTHCARE     GROWTH      CORE EQUITY  REAL ESTATE     ULTRA        VALUE        GROWTH
                             SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                            --------------------------------------------------------------------------------------------------------
Net investment income
   (loss):
   Dividend distributions   $        52  $       --  $         818  $       340  $       934  $        --  $       539  $        --
   Expenses:
     Mortality and
       expense risk fee            (757)       (176)        (1,396)        (870)      (1,456)        (895)      (1,203)        (654)
     Administrative fee             (62)        (14)          (117)         (72)        (121)         (75)        (100)         (54)
                            --------------------------------------------------------------------------------------------------------
Net investment income
   (loss)                          (767)       (190)          (695)        (602)        (643)        (970)        (764)        (708)

Net realized and
   unrealized capital gain
   (loss) on investments:
     Capital gains
       distributions              1,819          --             --        4,860        3,224           --        3,822           --
     Realized capital gain
       (loss) on sales of
       fund shares                  450          70          2,744          342        1,336          133          187          422
     Change in unrealized
       appreciation/
       depreciation
       on investments
       during the period          2,824       1,001         15,449         (505)      23,341       (1,946)       8,308        1,329
                            --------------------------------------------------------------------------------------------------------
Net realized and unrealized
   capital gain (loss) on
   investments                    5,093       1,071         18,193        4,697       27,901       (1,813)      12,317        1,751
                            --------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets resulting
   from operations          $     4,326  $      881  $      17,498  $     4,095  $    27,258  $    (2,783) $    11,553  $     1,043
                            ========================================================================================================

See accompanying notes.

                         Variable Annuity Account XVII -
                       ClassicStrategies Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006

                                  Dreyfus VIF   Oppenheimer     PIMCO        PIMCO      PIMCO      Rydex VT                  SBL
                                 International  Main Street    VIT All      VIT Low    VIT Real     Sector       SBL      Large Cap
                                     Value      Small Cap/VA    Asset      Duration     Return     Rotation     Equity      Value
                                   Subaccount    Subaccount   Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss):
  Dividend distributions            $   512       $     14     $ 3,787      $  280     $  8,035    $    --     $    --     $    --
  Expenses:
    Mortality and expense
      risk fee                         (894)        (1,048)     (1,271)       (107)      (3,416)      (750)       (518)       (803)
    Administrative fee                  (75)           (87)       (106)         (9)        (285)       (62)        (44)        (66)
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)           (457)        (1,121)      2,410         164        4,334       (812)       (562)       (869)

Net realized and unrealized
  capital gain (loss) on
  investments:
    Capital gains
      distributions                   3,207          1,758         176          --        4,858      2,075          --          --
    Realized capital gain
      (loss) on sales of
      fund shares                     2,257          2,327          70          66       (1,121)        61         345       2,994
    Change in unrealized
      appreciation/depreciation
      on investments during
      the period                      3,950          3,571        (872)        (95)     (10,476)     1,152       3,157       6,061
                                 ---------------------------------------------------------------------------------------------------
Net realized and unrealized
  capital gain (loss) on
  investments                         9,414          7,656        (626)        (29)      (6,739)     3,288       3,502       9,055
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                   $ 8,957       $  6,535     $ 1,784      $  135     $ (2,405)   $ 2,476     $ 2,940     $ 8,186
                                 ===================================================================================================

See accompanying notes.

                         Variable Annuity Account XVII -
                       ClassicStrategies Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006

                                                                                                    SBL
                                     SBL                     SBL            SBL          SBL       Managed       SBL
                                    Money       SBL      Diversified     Enhanced      Mid Cap      Asset       Equity       SBL
                                   Market      Global      Income          Index       Growth     Allocation    Income    High Yield
                                 Subaccount  Subaccount  Subaccount     Subaccount    Subaccount  Subaccount  Subaccount  Subaccount
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss):
  Dividend distributions          $    --     $     --    $     --       $     --      $    --     $    --     $    --     $    --
  Expenses:
    Mortality and expense risk
      fee                            (837)      (1,491)     (1,186)        (2,423)      (1,801)     (2,591)     (3,242)       (748)
    Administrative fee                (70)        (125)        (98)          (201)        (150)       (216)       (270)        (63)
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)         (907)      (1,616)     (1,284)        (2,624)      (1,951)     (2,807)     (3,512)       (811)

Net realized and unrealized
  capital gain (loss) on
  investments:
    Capital gains distributions        --           --          --             --           --          --          --          --
    Realized capital gain
      (loss) on sales of fund
      shares                          117        3,989         (17)         2,243          909       5,027       2,703         838
    Change in unrealized
      appreciation/depreciation
      on investments during the
      period                        1,888        9,273       1,774         21,682        2,894      10,280      27,696       3,569
                                 ---------------------------------------------------------------------------------------------------
Net realized and unrealized
  capital gain (loss) on
  investments                       2,005       13,262       1,757         23,925        3,803      15,307      30,399       4,407
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                      $ 1,098     $ 11,646    $    473       $ 21,301      $ 1,852     $12,500     $26,887     $ 3,596
                                 ===================================================================================================

See accompanying notes.

                         Variable Annuity Account XVII -
                       ClassicStrategies Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006

                                                         SBL           SBL          SBL                       SBL
                                                      Small Cap      Mid Cap     Small Cap       SBL         Alpha
                                                        Value         Value       Growth      Select 25   Opportunity
                                                      Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                                                      ---------------------------------------------------------------
Net investment income (loss):
  Dividend distributions                              $     --     $      --    $      --    $      --     $     --
  Expenses:
    Mortality and expense risk fee                      (2,169)       (3,435)      (1,233)      (1,568)      (1,062)
    Administrative fee                                    (181)         (287)        (102)        (131)         (88)
                                                      ---------------------------------------------------------------
Net investment income (loss)                            (2,350)       (3,722)      (1,335)      (1,699)      (1,150)

Net realized and unrealized capital gain (loss) on
  investments:
    Capital gains distributions                             --            --           --           --           --
    Realized capital gain (loss) on sales of fund
      shares                                             1,637         7,228          592        1,898          768
    Change in unrealized appreciation/depreciation
      on investments during the period                  12,570        17,372        2,020        4,735        6,507
                                                      ---------------------------------------------------------------
Net realized and unrealized capital gain (loss) on
  investments                                           14,207        24,600        2,612        6,633        7,275
                                                      ---------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $ 11,857     $  20,878    $   1,277    $   4,934     $  6,125
                                                      ===============================================================

See accompanying notes.

                         Variable Annuity Account XVII -
                       ClassicStrategies Variable Annuity

                       Statements of Changes in Net Assets

                          Year Ended December 31, 2006

                                                                             AIM V.I.            AIM V.I.             AIM V.I.
                                                          AIM V.I.            Global          International           Mid Cap
                                                         Basic Value        Health Care           Growth            Core Equity
                                                         Subaccount         Subaccount          Subaccount           Subaccount
                                                     -------------------------------------------------------------------------------
                                                       2006      2005      2006      2005      2006      2005      2006       2005
                                                     -------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                     $   (767) $   (589) $   (190) $  (125) $    (695) $   (243) $   (602) $   (531)
    Capital gains distributions                         1,819       486        --       --         --        --     4,860     1,524
    Realized capital gain (loss) on sales of fund
      shares                                              450        78        70    1,230      2,744       108       342       140
    Change in unrealized appreciation/ depreciation
      on investments during the period                  2,824     2,067     1,001      274     15,449     5,126      (505)    1,489
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations                                        4,326     2,042       881    1,379     17,498     4,991     4,095     2,622

  From contractholder transactions:
    Variable annuity deposits                              --    43,254       241    2,646     45,466    51,214       482    48,548
    Contractholder maintenance charges                     --        --       (11)      --         (3)       --        --        --
    Terminations and withdrawals                       (4,514)   (2,015)     (952)    (493)    (4,677)   (2,041)   (4,506)   (2,061)
    Transfers between subaccounts, net                     --        --    13,131     (558)        --        --        --        --
                                                     -------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    contractholder transactions                        (4,514)   41,239    12,409    1,595     40,786    49,173    (4,024)   46,487
                                                     -------------------------------------------------------------------------------
Net increase (decrease) in net assets                    (188)   43,281    13,290    2,974     58,284    54,164        71    49,109
Net assets at beginning of period                      43,281        --     2,974       --     54,164        --    49,109        --
                                                     -------------------------------------------------------------------------------
Net assets at end of period                          $ 43,093  $ 43,281  $ 16,264  $ 2,974  $ 112,448  $ 54,164  $ 49,180  $ 49,109
                                                     ===============================================================================

See accompanying notes.

                         Variable Annuity Account XVII -
                       ClassicStrategies Variable Annuity

                 Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 2006

                                                      AIM V.I.            American               American            Dreyfus VIF
                                                      Global             Century VP             Century VP            Technology
                                                    Real Estate            Ultra                   Value                Growth
                                                     Subaccount          Subaccount             Subaccount            Subaccount
------------------------------------------------------------------------------------------------------------------------------------
                                                  2006      2005       2006       2005       2006       2005       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:

  From operations:

    Net investment income (loss)               $   (643)  $    (71)  $   (970)  $   (737)  $   (764)  $   (836)  $   (708)  $  (463)
    Capital gains distributions                   3,224      1,337         --         --      3,822         --         --        --
    Realized capital gain (loss) on sales of
      fund shares                                 1,336        327        133         99        187        138        422       103
    Change in unrealized appreciation/
      depreciation on investments during the
      period                                     23,341      4,367     (1,946)     3,024      8,308      1,686      1,329     2,860
                                               -------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations                                   27,258      5,960     (2,783)     2,386     11,553        988      1,043     2,500
  From contractholder transactions:
    Variable annuity deposits                    22,261     51,462        846     53,951         --     43,261         --    35,380
    Contractholder maintenance charges               (3)        --         --         --        (35)        --         (9)       --
    Terminations and withdrawals                 (5,725)    (2,320)    (4,199)    (2,034)    (7,799)    (3,434)    (4,323)   (2,085)
    Transfers between subaccounts, net               --         --         --         --     39,242      1,929     10,532
                                               -------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    contractholder transactions                  16,533     49,142     (3,353)    51,917     31,408     41,756      6,200    33,295
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in net assets            43,791     55,102     (6,136)    54,303     42,961     42,744      7,243    35,795
Net assets at beginning of period                55,102         --     54,303         --     42,744         --     35,795        --
                                               -------------------------------------------------------------------------------------
Net assets at end of period                    $ 98,893   $ 55,102   $ 48,167   $ 54,303   $ 85,705   $ 42,744   $ 43,038   $35,795
                                               =====================================================================================

See accompanying notes.

                         Variable Annuity Account XVII -
                       ClassicStrategies Variable Annuity

                 Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 2006

                                                   Dreyfus VIF           Oppenheimer              PIMCO                 PIMCO
                                                  International          Main Street             VIT All               VIT Low
                                                      Value             Small Cap/VA              Asset               Duration
                                                   Subaccount            Subaccount            Subaccount            Subaccount
------------------------------------------------------------------------------------------------------------------------------------
                                                 2006       2005       2006       2005       2006       2005       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 From operations:
   Net investment income (loss)                $   (457)  $   (545)  $ (1,121)  $   (676)  $  2,410   $  1,644   $    164   $    14
   Capital gains distributions                    3,207        287      1,758         --        176        218         --        12
   Realized capital gain (loss) on sales of
     fund shares                                  2,257         30      2,327        204         70         94         66        --
   Change in unrealized appreciation/
     depreciation on investments during the
     period                                       3,950      3,825      3,571      5,791       (872)       900        (95)      (15)
                                               -------------------------------------------------------------------------------------
 Net increase (decrease) in net assets from
   operations                                     8,957      3,597      6,535      5,319      1,784      2,856        135        11

 From contractholder transactions:
   Variable annuity deposits                     28,858     39,861     26,646     52,602         --     72,426     36,646     4,455
   Contractholder maintenance charges                (7)        --         --         --         --         --         --        --
   Terminations and withdrawals                  (5,812)    (1,964)    (4,952)    (2,105)    (5,942)    (2,717)        --        --
   Transfers between subaccounts, net             8,492         --         --         --        789        492         --        --
                                               -------------------------------------------------------------------------------------
 Net increase (decrease) in net assets from
   contractholder transactions                   31,531     37,897     21,694     50,497     (5,153)    70,201     36,646     4,455
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in net assets            40,488     41,494     28,229     55,816     (3,369)    73,057     36,781     4,466
Net assets at beginning of period                41,494         --     55,816         --     73,057         --      4,466        --
                                               -------------------------------------------------------------------------------------
Net assets at end of period                    $ 81,982   $ 41,494   $ 84,045   $ 55,816   $ 69,688   $ 73,057   $ 41,247   $ 4,466
                                               =====================================================================================

See accompanying notes.

                         Variable Annuity Account XVII -
                       ClassicStrategies Variable Annuity

                 Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 2006

                                                      PIMCO                Rydex VT                                      SBL
                                                    VIT Real                Sector                 SBL                Large Cap
                                                     Return                Rotation               Equity                Value
                                                   Subaccount             Subaccount            Subaccount            Subaccount
                                               -------------------------------------------------------------------------------------
                                                 2006       2005       2006       2005       2006       2005       2006      2005
                                               -------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)               $  4,334   $    986   $   (812)  $   (125)  $   (562)  $   (431)  $   (869)  $  (551)
    Capital gains distributions                   4,858      1,722      2,075         --         --         --         --        --
    Realized capital gain (loss) on sales of
      fund shares                                (1,121)       (89)        61         12        345         45      2,994        72
    Change in unrealized appreciation/
      depreciation on investments during the
      period                                    (10,476)    (3,439)     1,152      1,569      3,157      1,498      6,061     3,940
                                               -------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations                                   (2,405)      (820)     2,476      1,456      2,940      1,112      8,186     3,461

  From contractholder transactions:
    Variable annuity deposits                    68,087     99,015     22,193     18,439         --     31,369     18,914    39,829
    Contractholder maintenance charges             (162)       (14)        --         --         --         --         (3)       --
    Terminations and withdrawals                (12,921)    (7,504)      (609)        --     (3,902)    (2,014)    (5,079)   (2,022)
    Transfers between subaccounts, net           (6,483)    74,166         --         --         --         --         --        --
                                               -------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    contractholder transactions                  48,521    165,663     21,584     18,439     (3,902)    29,355     13,832    37,807
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in net assets            46,116    164,843     24,060     19,895       (962)    30,467     22,018    41,268
Net assets at beginning of period               164,843         --     19,895         --     30,467         --     41,268        --
                                               -------------------------------------------------------------------------------------
Net assets at end of period                    $210,959   $164,843   $ 43,955   $ 19,895   $ 29,505   $ 30,467   $ 63,286   $41,268
                                               =====================================================================================

See accompanying notes.

                         Variable Annuity Account XVII -
                       ClassicStrategies Variable Annuity

                 Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 2006

                                                       SBL                                          SBL                  SBL
                                                      Money                  SBL                Diversified            Enhanced
                                                     Market                 Global                Income                Index
                                                   Subaccount             Subaccount            Subaccount            Subaccount
                                               -------------------------------------------------------------------------------------
                                                 2006       2005       2006       2005       2006       2005       2006      2005
                                               -------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)               $  (907)  $  (2,752)  $ (1,616)  $ (1,108)  $ (1,284)  $ (1,021)  $ (2,624)  $  (581)
    Capital gains distributions                     --          --         --         --         --         --         --        --
    Realized capital gain (loss) on sales of
      fund shares                                  117       2,722      3,989        513        (17)        69      2,243        78
    Change in unrealized appreciation/
      depreciation on investments during the
      period                                     1,888         514      9,273     11,743      1,774        593     21,682     2,279
                                               -------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations                                   1,098         484     11,646     11,148        473       (359)    21,301     1,776

  From contractholder transactions:
    Variable annuity deposits                    4,000     537,575     23,673     75,247         --     40,486     56,977    59,336
    Contractholder maintenance charges             (15)         --         --         --        (85)        (9)       (41)       --
    Terminations and withdrawals                (2,501)     (9,300)    (6,870)    (2,894)    (4,755)    (3,757)   (11,476)   (2,028)
    Transfers between subaccounts, net              --    (483,448)    (1,416)    (1,921)   (21,832)    47,168     88,953        --
                                               -------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    contractholder transactions                  1,484      44,827     15,387     70,432    (26,672)    83,888    134,413    57,308
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in net assets            2,582      45,311     27,033     81,580    (26,199)    83,529    155,714    59,084
Net assets at beginning of period               45,311          --     81,580         --     83,529         --     59,084        --
                                               -------------------------------------------------------------------------------------
Net assets at end of period                    $47,893   $  45,311   $108,613   $ 81,580   $ 57,330   $ 83,529   $214,798   $59,084
                                               =====================================================================================

See accompanying notes.

                         Variable Annuity Account XVII-
                       ClassicStrategies Variable Annuity

                 Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 2006

                                                                         SBL
                                                   SBL                 Managed                  SBL
                                                 Mid Cap                Asset                  Equity                  SBL
                                                  Growth              Allocation               Income               High Yield
                                                Subaccount            Subaccount             Subaccount             Subaccount
                                           ----------------------------------------------------------------------------------------
                                             2006       2005       2006         2005       2006       2005       2006       2005
                                           ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)           $ (1,951)  $   (851)  $  (2,807)  $  (1,910)  $ (3,512)  $ (1,347)  $   (811)  $   (501)
    Capital gains distributions                  --         --          --          --         --         --         --         --
    Realized capital gain (loss) on
      sales of fund shares                      909         93       5,027         456      2,703        129        838        128
    Change in unrealized appreciation/
      depreciation on investments
      during the period                       2,894      6,275      10,280       6,401     27,696      3,818      3,569      1,721
                                           ----------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                    1,852      5,517      12,500       4,947     26,887      2,600      3,596      1,348

  From contractholder transactions:
    Variable annuity deposits                16,165     42,302      18,491      49,049     76,649    129,361         --     20,699
    Contractholder maintenance charges          (26)        --        (276)        (25)        --         --        (55)        (5)
    Terminations and withdrawals             (8,941)    (2,094)    (17,469)    (10,940)    (6,863)    (2,986)    (3,624)    (1,630)
    Transfers between subaccounts, net           --     40,882     (36,227)    125,252     (1,109)       652     (3,357)    23,979
                                           ----------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contractholder
    transactions                              7,198     81,090     (35,481)    163,336     68,677    127,027     (7,036)    43,043
                                           ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets         9,050     86,607     (22,981)    168,283     95,564    129,627     (3,440)    44,391
Net assets at beginning of period            86,607         --     168,283          --    129,627         --     44,391         --
                                           ----------------------------------------------------------------------------------------
Net assets at end of period                $ 95,657   $ 86,607   $ 145,302   $ 168,283   $225,191   $129,627   $ 40,951   $ 44,391
                                           ========================================================================================

See accompanying notes.

                         Variable Annuity Account XVII -
                       ClassicStrategies Variable Annuity

                 Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 2006

                                                   SBL                    SBL                    SBL
                                                Small Cap               Mid Cap               Small Cap                SBL
                                                  Value                  Value                  Growth              Select 25
                                               Subaccount             Subaccount              Subaccount            Subaccount
                                           ----------------------------------------------------------------------------------------
                                             2006       2005        2006        2005       2006       2005       2006       2005
                                           ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $ (2,350)  $ (1,047)  $  (3,722)  $  (1,928)  $ (1,335)  $   (633)  $ (1,699)  $   (558)
      Capital gains distributions                --         --          --          --         --         --         --         --
      Realized capital gain (loss) on
        sales of fund shares                  1,637        170       7,228       1,348        592        245      1,898        124
      Change in unrealized appreciation/
        depreciation on investments
        during the period                    12,570     10,427      17,372      21,399      2,020      5,550      4,735      5,066
                                           ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                 11,857      9,550      20,878      20,819      1,277      5,162      4,934      4,632

   From contractholder transactions:
      Variable annuity deposits              16,586     54,575      16,767      86,120     16,164     52,318     19,726     49,248
      Contractholder maintenance charges        (28)        --        (113)         (7)        --         --         --         --
      Terminations and withdrawals          (10,019)    (2,107)    (16,185)     (5,492)    (4,799)    (2,157)    (6,035)    (2,028)
      Transfers between subaccounts, net         --     40,882      (2,001)     69,204         --         --     27,797         --
                                           ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                            6,539     93,350      (1,532)    149,825     11,365     50,161     41,488     47,220
                                           ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets        18,396    102,900      19,346     170,644     12,642     55,323     46,422     51,852
Net assets at beginning of period           102,900         --     170,644          --     55,323         --     51,852         --
                                           ----------------------------------------------------------------------------------------
Net assets at end of period                $121,296   $102,900   $ 189,990   $ 170,644   $ 67,965   $ 55,323   $ 98,274   $ 51,852
                                           ========================================================================================

See accompanying notes.

                         Variable Annuity Account XVII -
                       ClassicStrategies Variable Annuity

                 Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 2006

                                                                     SBL
                                                                    Alpha
                                                                 Opportunity
                                                                  Subaccount
                                                             --------------------
                                                               2006       2005
                                                             --------------------
Increase (decrease) in net assets:
    From operations:
      Net investment income (loss)                           $ (1,150)  $   (693)
      Capital gains distributions                                  --         --
      Realized capital gain (loss) on sales of fund shares        768         87
      Change in unrealized appreciation/ depreciation
        on investments during the period                        6,507      3,711
                                                             --------------------
    Net increase (decrease) in net assets from operations       6,125      3,105

    From contractholder transactions:
      Variable annuity deposits                                   482     56,350
      Contractholder maintenance charges                           --         --
      Terminations and withdrawals                             (4,709)    (1,981)
      Transfers between subaccounts, net                           --         --
                                                             --------------------
    Net increase (decrease) in net assets from
      contractholder transactions                              (4,227)    54,369
                                                             --------------------
Net increase (decrease) in net assets                           1,898     57,474
Net assets at beginning of period                              57,474         --
                                                             --------------------
Net assets at end of period                                  $ 59,372   $ 57,474
                                                             ====================

See accompanying notes.

                         Variable Annuity Account XVII-
                       ClassicStrategies Variable Annuity

                          Notes to Financial Statements

                                December 31, 2006

1. Organization and Significant Accounting Policies

Organization

ClassicStrategies Variable Annuity (ClassicStrategies) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). Purchase payments for ClassicStrategies are allocated to one or more of the subaccounts that comprise Variable Annuity Account XVII (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

                Subaccount                                           Mutual Fund
--------------------------------------------------------------------------------------------------------
                                             AIM Variable Insurance Funds:
AIM V.I. Basic Value                           AIM V.I. Basic Value Fund (Series II Shares)
AIM V.I. Global HealthCare                     AIM V.I. Global HealthCare Fund (Series I Shares)
AIM V.I. International Growth                  AIM V.I. International Growth Fund (Series II Shares)
AIM V.I. Mid Cap Core Equity                   AIM V.I. Mid Cap Core Equity Fund (Series II Shares)
AIM V.I. Global Real Estate*                   AIM V.I. Global Real Estate Fund (Series I Shares)
                                             American Century Variable Portfolios, Inc.:
American Century VP Ultra                      American Century Ultra Fund (Class II)
American Century VP Value                      American Century Value Fund (Class II)
                                             Dreyfus Variable Investment Fund:
Dreyfus VIF Technology Growth                  Dreyfus VIF Technology Growth Portfolio (Service Class)
Dreyfus VIF International Value                Dreyfus VIF International Value Portfolio (Service Class)
                                             The Neuberger Berman Advisors Management Trust
Neuberger Berman AMT Socially Responsive**      Neuberger Berman AMT Socially Responsive
                                             Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap/VA           Oppenheimer Main Street Small Cap Fund/VA (Service
                                                 Class)
                                             PIMCO Variable Insurance Trust:
PIMCO VIT All Asset                            PIMCO All Asset Portfolio (Administrative Class)
PIMCO VIT Low Duration                         PIMCO Low Duration Portfolio (Administrative Class)
PIMCO VIT Real Return                          PIMCO Real Return Portfolio (Administrative Class)
                                             The Rydex Variable Trust:
Rydex VT Sector Rotation                       Rydex Sector Rotation Fund

*     Prior to July 1, 2006 this was AIM V.I. Real Estate Fund.

** This subaccount was available for investment in 2006, however there was no activity.

                         Variable Annuity Account XVII-
                       ClassicStrategies Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

         Subaccount                           Mutual Fund
------------------------------------------------------------------------
                               SBL Fund:
SBL Equity                       Series A (SBL Equity)
SBL Large Cap Value              Series B (SBL Large Cap Value)
SBL Money Market                 Series C (SBL Money Market)
SBL Global                       Series D (SBL Global)
SBL Diversified Income           Series E (SBL Diversified Income)
SBL Enhanced Index               Series H (SBL Enhanced Index)
SBL Mid Cap Growth               Series J (SBL Mid Cap Growth )
SBL Managed Asset Allocation     Series N (SBL Managed Asset Allocation)
SBL Equity Income                Series O (SBL Equity Income)
SBL High Yield                   Series P (SBL High Yield)
SBL Small Cap Value              Series Q (SBL Small Cap Value)
SBL Mid Cap Value                Series V (SBL Mid Cap Value)
SBL Small Cap Growth             Series X (SBL Small Cap Growth)
SBL Select 25                    Series Y (SBL Select 25)
SBL Alpha Opportunity            Series Z (SBL Alpha Opportunity)

During 2006, the SBL Large Cap Growth, the SBL Social Awareness, and the SBL Main Street Growth & Income merged into the SBL Select 25, the Neuberger Berman AMT Socially Responsive, and the SBL Enhanced Index, respectively.

Pursuant to the plan of reorganization approved by the SBL Large Cap Growth shareholders, the SBL Select 25 acquired all the net assets of the SBL Large Cap Growth, which totaled $27,545 on the closing date of the reorganization, June 16, 2006. A total of 4,238 shares were exchanged from the SBL Large Cap Growth. In exchange for the assets of the SBL Large Cap Growth, 2,752 shares of the SBL Select 25 were issued to shareholders of record immediately after the closing date.

Pursuant to the plan of reorganization approved by the SBL Social Awareness shareholders, the Neuberger Berman AMT Socially Responsive acquired all the net assets of the SBL Social Awareness, which totaled $0 on the closing date of the reorganization, June 16, 2006. There were no shares exchanged from SBL Social Awareness to Neuberger Berman AMT Socially Responsive.

Pursuant to the plan of reorganization approved by the SBL Main Street Growth & Income shareholders, the SBL Enhanced Index acquired all the net assets of the SBL Main Street Growth & Income, which totaled $ 88,967 on the closing date of the reorganization, June 16, 2006. A total of 9,445 shares were exchanged from the SBL Main Street Growth & Income. In exchange for the assets of the SBL Main Street Growth & Income, 9,219 shares of the SBL Enhanced Index were issued to shareholders of record immediately after the closing date.

                         Variable Annuity Account XVII-
                       ClassicStrategies Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Under the terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Management Company, LLC
(SMC), a limited liability company controlled by its members, SBL and Security Benefit Corporation. SBL is a wholly owned subsidiary of Security Benefit Corporation.

AIM Advisors, Inc. serves as investment advisor of AIM V.I. Basic Value Fund, AIM V.I. Global HealthCare Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Global Real Estate Fund. American Century Investment Management, Inc. serves as investment advisor of American Century VP Ultra Fund and American Century VP Value Fund. The Dreyfus Corporation serves as investment advisor of Dreyfus VIF Technology Growth Portfolio and Dreyfus VIF International Value Portfolio. Neuberger Berman, LLC serves as investment advisor of Neuberger Berman AMT Socially Responsive Portfolio. OppenheimerFunds, Inc. serves as investment advisor of Oppenheimer Main Street Small Cap Fund/VA. Pacific Investment Management Company LLC serves as investment advisor of PIMCO VIT All Asset Portfolio, PIMCO VIT Low Duration Portfolio and PIMCO VIT Real Return Portfolio. Rydex Global Advisors serves as investment advisor of the Rydex Sector Rotation Fund. SMC serves as investment advisor of each Series of the SBL Fund. AIM Advisors, Inc. has engaged INVESCO Institutional Inc. to provide subadvisory services for the AIM V.I. Global Real Estate Fund. SMC has engaged OppenheimerFunds, Inc. to provide subadvisory services for Series D and Series W; Northern Trust Investments, N.A. to provide subadvisory services for Series H; T. Rowe Price Associates, Inc. to provide subadvisory services for Series N and Series O; Wells Capital Management Incorporated to provide subadvisory services for Series Q; RS Investment Management, L.P. to provide subadvisory services for Series X; and Mainstream Investment Advisors, LLC to provide subadvisory services for Series Z.

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

                         Variable Annuity Account XVII-
                       ClassicStrategies Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2006, were as follows:

                                                  Cost of     Proceeds
                       Subaccount                Purchases   from Sales
          -------------------------------------------------------------

          AIM V.I. Basic Value                   $   1,871   $    5,333
          AIM V.I. Global HealthCare                13,578        1,359
          AIM V.I. International Growth             55,834       15,743
          AIM V.I. Mid Cap Core Equity               5,652        5,418
          AIM V.I. Global Real Estate               26,398        7,284
          American Century VP Ultra                    781        5,104
          American Century VP Value                 44,847       10,381
          Dreyfus VIF Technology Growth             10,531        5,039
          Dreyfus VIF International Value           56,854       22,573
          Oppenheimer Main Street Small Cap/VA      38,846       16,515
          PIMCO VIT All Asset                        4,749        7,316
          PIMCO VIT Low Duration                    51,932       15,122
          PIMCO VIT Real Return                     87,690       29,977
          Rydex VT Sector Rotation                  24,261        1,414
          SBL Equity                                    --        4,464
          SBL Large Cap Value                       31,702       18,739
          SBL Money Market                           3,995        3,418
          SBL Global                                33,169       19,398
          SBL Diversified Income                     5,497       33,453
          SBL Enhanced Index                       158,548       26,759
          SBL Mid Cap Growth                        16,086       10,839
          SBL Managed Asset Allocation              31,005       69,293
          SBL Equity Income                         89,184       24,019
          SBL High Yield                             2,676       10,523
          SBL Small Cap Value                       16,415       12,226
          SBL Mid Cap Value                         37,839       43,093
          SBL Small Cap Growth                      16,109        6,079
          SBL Select 25                             79,684       39,895
          SBL Alpha Opportunity                        444        5,821

                         Variable Annuity Account XVII-
                       ClassicStrategies Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Reserves

As of December 31, 2006, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Annuity Contract Charges

SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.85% of the average daily net asset. Additionally, SBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 0.95% of the contract value.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                         Variable Annuity Account XVII-
                       ClassicStrategies Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2006 and 2005, were as follows:

                                               2006                            2005
                                 -------------------------------------------------------------------
                                                          Net                                Net
                                   Units     Units      Increase     Units      Units      Increase
  Subaccout                       Issued    Redeemed   (Decrease)    Issued    Redeemed   (Decrease)
----------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                   --       (380)        (380)     3,943       (178)       3,765
AIM V.I. Global HealthCare          1,212       (101)       1,111      1,659     (1,401)         258
AIM V.I. International Growth       3,859     (1,218)       2,641      4,193       (165)       4,028
AIM V.I. Mid Cap Core Equity           40       (382)        (342)     4,464       (180)       4,284
AIM V.I. Global Real Estate         1,551       (373)       1,178      4,332       (177)       4,155
American Century VP Ultra              80       (391)        (311)     5,066       (184)       4,882
American Century VP Value           3,537       (766)       2,771      8,062     (4,247)       3,815
Dreyfus VIF Technology Growth         926       (374)         552      3,275       (186)       3,089
Dreyfus VIF International Value     4,033     (1,896)       2,137      3,470       (169)       3,301
Oppenheimer Main Street Small
   Cap/VA                           2,997     (1,492)       1,505      4,606       (172)       4,434
PIMCO VIT All Asset                   110       (582)        (472)     7,000       (295)       6,705
PIMCO VIT Low Duration              5,881     (2,235)       3,646        452         --          452
PIMCO VIT Real Return               7,594     (2,852)       4,742     17,911     (1,814)      16,097
Rydex VT Sector Rotation            1,657        (48)       1,609      1,573         --        1,573
SBL Equity                             --       (345)        (345)     2,938       (186)       2,752
SBL Large Cap Value                 2,743     (1,775)         968      3,614       (178)       3,436
SBL Money Market                      392       (242)         150     53,842    (49,337)       4,505
SBL Global                          2,557     (1,581)         976      6,595       (387)       6,208
SBL Diversified Income                658     (3,378)      (2,720)    10,461     (2,107)       8,354
SBL Enhanced Index                 14,060     (2,495)      11,565      5,416       (182)       5,234
SBL Mid Cap Growth                  1,210       (701)         509      7,110       (174)       6,936
SBL Managed Asset Allocation        3,140     (6,409)      (3,269)    18,515     (3,247)      15,268
SBL Equity Income                   7,928     (2,212)       5,716     11,934       (293)      11,641
SBL High Yield                        251       (890)        (639)     5,165     (1,013)       4,152
SBL Small Cap Value                 1,228       (749)         479      8,213       (170)       8,043
SBL Mid Cap Value                   2,717     (2,840)        (123)    14,027     (1,205)      12,822
SBL Small Cap Growth                1,234       (377)         857      4,649       (178)       4,471
SBL Select 25                       6,486     (3,110)       3,376      4,410       (176)       4,234
SBL Alpha Opportunity                  39       (384)        (345)     5,199       (178)       5,021

                         Variable Annuity Account XVII-
                       ClassicStrategies Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the two years in the period ended December 31, 2006, follows:

                       Subaccount                             2006       2005
-------------------------------------------------------------------------------

AIM V.I. Basic Value
Units                                                          3,385      3,765
Unit value                                                  $  12.73   $  11.50
Net assets                                                  $ 43,093   $ 43,281
Ratio of expenses to net assets*                                1.95%      1.95%
Investment income ratio**                                       0.12%        --%
Total return***                                                10.75%      3.38%

AIM V.I. Global HealthCare
Units                                                          1,369        258
Unit value                                                  $  11.88   $  11.51
Net assets                                                  $ 16,264   $  2,974
Ratio of expenses to net assets*                                1.95%      1.95%
Investment income ratio**                                         --%        --%
Total return***                                                 3.19%      6.05%

AIM V.I. International Growth
Units                                                          6,669      4,028
Unit value                                                  $  16.86   $  13.45
Net assets                                                  $112,448   $ 54,164
Ratio of expenses to net assets*                                1.95%      1.95%
Investment income ratio**                                       0.98%      1.00%
Total return***                                                25.39%     15.41%

AIM V.I. Mid Cap Core Equity
Units                                                          3,942      4,284
Unit value                                                  $  12.48   $  11.46
Net assets                                                  $ 49,180   $ 49,109
Ratio of expenses to net assets*                                1.95%      1.95%
Investment income ratio**                                       0.69%      0.57%
Total return***                                                 8.82%      5.18%

                         Variable Annuity Account XVII-
                       ClassicStrategies Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                  Subaccount                               2006           2005
--------------------------------------------------------------------------------

AIM V.I. Global Real Estate
Units                                                     5,333          4,155
Unit value                                      $         18.54   $      13.26
Net assets                                      $        98,893   $     55,102
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                  1.21%          1.90%
Total return***                                           39.83%         12.01%

American Century VP Ultra
Units                                                     4,571          4,882
Unit value                                      $         10.54   $      11.12
Net assets                                      $        48,167   $     54,303
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                    --%            --%
Total return***                                           (5.27%)        (0.01)%

American Century VP Value
Units                                                     6,586          3,815
Unit value                                      $         13.01   $      11.20
Net assets                                      $        85,705   $     42,744
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                  0.84%            --%
Total return***                                           16.16%          2.81%

Dreyfus VIF Technology Growth
Units                                                     3,641          3,089
Unit value                                      $         11.82   $      11.59
Net assets                                      $        43,038   $     35,795
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                    --%            --%
Total return***                                            2.01%          1.47%

                         Variable Annuity Account XVII-
                       ClassicStrategies Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                  Subaccount                               2006           2005
--------------------------------------------------------------------------------

Dreyfus VIF International Value
Units                                                     5,438          3,301
Unit value                                      $         15.08   $      12.57
Net assets                                      $        81,982   $     41,494
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                  0.83%            --%
Total return***                                           20.01%          9.52%

Oppenheimer Main Street Small Cap/VA
Units                                                     5,939          4,434
Unit value                                      $         14.15   $      12.59
Net assets                                      $        84,045   $     55,816
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                  0.02%            --%
Total return***                                           12.43%          7.58%

PIMCO VIT All Asset
Units                                                     6,233          6,705
Unit value                                      $         11.18   $      10.90
Net assets                                      $        69,688   $     73,057
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                  5.31%          6.97%
Total return***                                            2.62%          4.16%

PIMCO VIT Low Duration
Units                                                     4,098            452
Unit value                                      $         10.06   $       9.87
Net assets                                      $        41,247   $      4,466
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                  1.22%          1.32%
Total return***                                            1.97%         (0.97)%

                         Variable Annuity Account XVII-
                       ClassicStrategies Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                  Subaccount                               2006           2005
--------------------------------------------------------------------------------

PIMCO VIT Real Return
Units                                                    20,839         16,097
Unit value                                      $         10.12   $      10.24
Net assets                                      $       210,959   $    164,843
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                  4.28%          3.22%
Total return***                                           (1.23%)         0.08%

Rydex VT Sector Rotation
Units                                                     3,182          1,573
Unit value                                      $         13.81   $      12.65
Net assets                                      $        43,955   $     19,895
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                    --%            --%
Total return***                                            9.22%         11.50%

SBL Equity
Units                                                     2,407          2,752
Unit value                                      $         12.26   $      11.07
Net assets                                      $        29,505   $     30,467
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                    --%            --%
Total return***                                           10.70%          2.30%

SBL Large Cap Value
Units                                                     4,404          3,436
Unit value                                      $         14.37   $      12.02
Net assets                                      $        63,286   $     41,268
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                    --%            --%
Total return***                                           19.62%          8.37%

                         Variable Annuity Account XVII-
                       ClassicStrategies Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                       Subaccount                          2006           2005
------------------------------------------------------------------------------

SBL Money Market
Units                                                     4,655          4,505
Unit value                                          $     10.29    $     10.05
Net assets                                          $    47,893    $    45,311
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                    --%            --%
Total return***                                            2.40%          0.70%

SBL Global
Units                                                     7,184          6,208
Unit value                                          $     15.12    $     13.14
Net assets                                          $   108,613    $    81,580
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                    --%            --%
Total return***                                           15.06%         11.32%

SBL Diversified Income
Units                                                     5,634          8,354
Unit value                                          $     10.18    $     10.00
Net assets                                          $    57,330    $    83,529
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                    --%            --%
Total return***                                            1.78%         (0.13)%

SBL Enhanced Index
Units                                                    16,799          5,234
Unit value                                          $     12.79    $     11.29
Net assets                                          $   214,798    $    59,084
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                    --%            --%
Total return***                                           13.31%          3.00%

                         Variable Annuity Account XVII-
                       ClassicStrategies Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                       Subaccount                          2006           2005
------------------------------------------------------------------------------

SBL Mid Cap Growth
Units                                                     7,445          6,936
Unit value                                          $     12.85    $     12.49
Net assets                                          $    95,657    $    86,607
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                    --%            --%
Total return***                                            2.89%          5.72%

SBL Managed Asset Allocation
Units                                                    11,999         15,268
Unit value                                          $     12.11    $     11.02
Net assets                                          $   145,302    $   168,283
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                    --%            --%
Total return***                                            9.91%          2.32%

SBL Equity Income
Units                                                    17,357         11,641
Unit value                                          $     12.97    $     11.14
Net assets                                          $   225,191    $   129,627
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                    --%            --%
Total return***                                           16.51%          1.72%

SBL High Yield
Units                                                     3,513          4,152
Unit value                                          $     11.66    $     10.69
Net assets                                          $    40,951    $    44,391
Ratio of expenses to net assets*                           1.95%          1.95%
Investment income ratio**                                    --%            --%
Total return***                                            9.02%          1.79%

                         Variable Annuity Account XVII-
                       ClassicStrategies Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

          Subaccount                                         2006         2005
-------------------------------------------------------------------------------

SBL Small Cap Value
Units                                                       8,522        8,043
Unit value                                             $    14.23   $    12.80
Net assets                                             $  121,296   $  102,900
Ratio of expenses to net assets*                             1.95%        1.95%
Investment income ratio**                                      --%          --%
Total return***                                             11.20%       12.28%

SBL Mid Cap Value
Units                                                      12,699       12,822
Unit value                                             $    14.96   $    13.31
Net assets                                             $  189,990   $  170,644
Ratio of expenses to net assets*                             1.95%        1.95%
Investment income ratio**                                      --%          --%
Total return***                                             12.43%       13.95%

SBL Small Cap Growth
Units                                                       5,328        4,471
Unit value                                             $    12.76   $    12.38
Net assets                                             $   67,965   $   55,323
Ratio of expenses to net assets*                             1.95%        1.95%
Investment income ratio**                                      --%          --%
Total return***                                              3.08%        5.42%

SBL Select 25
Units                                                       7,610        4,234
Unit value                                             $    12.91   $    12.25
Net assets                                             $   98,274   $   51,852
Ratio of expenses to net assets*                             1.95%        1.95%
Investment income ratio**                                      --%          --%
Total return***                                              5.45%        9.58%

                         Variable Annuity Account XVII-
                       ClassicStrategies Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

          Subaccount                                         2006         2005
-------------------------------------------------------------------------------

SBL Alpha Opportunity
Units                                                       4,676        5,021
Unit value                                             $    12.70   $    11.45
Net assets                                             $   59,372   $   57,474
Ratio of expenses to net assets*                             1.95%        1.95%
Investment income ratio**                                      --%          --%
Total return***                                             10.93%        4.58%

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

CONSOLIDATED FINANCIAL STATEMENTS

Security Benefit Life Insurance Company and Subsidiaries
Years Ended December 31, 2006, 2005, and 2004
With Report of Independent Registered Public Accounting Firm

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Financial Statements

                  Years Ended December 31, 2006, 2005, and 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Consolidated Financial Statements

Consolidated Balance Sheets....................................................2
Consolidated Statements of Income..............................................4
Consolidated Statements of Changes in Stockholder's Equity.....................5
Consolidated Statements of Cash Flows..........................................6
Notes to Consolidated Financial Statements.....................................8

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and Subsidiaries (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

March 2, 2007

                   Security Benefit Life Insurance Company
                              and Subsidiaries

                         Consolidated Balance Sheets


                                                                                             DECEMBER 31
                                                                                         2006              2005
                                                                              -------------------------------------
                                                                                           (In Thousands,
                                                                                        Except Share Amounts)
ASSETS
Investments:
  Securities available-for-sale:
   Bonds                                                                             $ 4,798,347       $ 4,844,508
   Equity securities                                                                      85,565            71,396
  Bonds held-to-maturity                                                                  33,488            36,316
  Mutual funds                                                                            90,749            97,935
  Policy loans                                                                           101,314            95,782
  Cash and cash equivalents                                                               66,887            88,264
  Short-term investments                                                                   8,480             9,770
  Other invested assets                                                                   97,536            78,764
                                                                              -------------------------------------
Total investments                                                                      5,282,366         5,322,735

Accrued investment income                                                                 45,367            45,036
Collateral held for securities lending                                                   179,868           499,683
Accounts receivable                                                                       17,052             9,514
Income taxes receivable                                                                    3,705             4,105
Reinsurance recoverable                                                                  508,506           502,575
Property and equipment, net                                                               60,106            62,034
Deferred policy acquisition costs                                                        463,607           425,411
Deferred sales inducement costs                                                          103,094            79,490
Other assets                                                                             103,841            99,440
Separate account assets                                                                6,502,869         5,508,396
                                                                              -------------------------------------
Total assets                                                                         $13,270,381       $12,558,419
                                                                              =====================================



                                       2

                                                                                              DECEMBER 31
                                                                                         2006              2005
                                                                              -------------------------------------
                                                                                           (In Thousands,
                                                                                        Except Share Amounts)
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy reserves and annuity account values                                         $ 5,514,176       $ 5,485,378
  Policy and contract claims                                                               4,223             5,560
  Other policyholder funds                                                                18,439            18,888
  Accounts payable and accrued expenses                                                   64,925            62,263
  Deferred income tax liability                                                           91,689            67,974
  Long-term debt                                                                         150,000           150,000
  Mortgage debt                                                                           44,004            45,566
  Securities lending obligation                                                          179,868           499,683
  Other liabilities                                                                       18,647            21,524
  Separate account liabilities                                                         6,502,869         5,508,396
                                                                              -------------------------------------
Total liabilities                                                                     12,588,840        11,865,232

Stockholder's equity:
Common stock, $10 par value, 1,000,000 shares
authorized, 700,000 issued and outstanding                                                 7,000             7,000
Additional paid-in capital                                                                43,631            43,631
Accumulated other comprehensive loss                                                     (21,931)           (2,963)
Retained earnings                                                                        652,841           645,519
                                                                              -------------------------------------
Total stockholder's equity                                                               681,541           693,187


                                                                              -------------------------------------
Total liabilities and stockholder's equity                                           $13,270,381       $12,558,419
                                                                              =====================================

See accompanying notes.


            Security Benefit Life Insurance Company
                       and Subsidiaries

               Consolidated Statements of Income


                                                                                  YEAR ENDED DECEMBER 31
                                                                          2006             2005             2004
                                                                ---------------------------------------------------
                                                                                     (In Thousands)
Revenues:
  Insurance premiums and other considerations                          $   7,689         $  8,997         $  7,120
  Asset-based fees                                                       152,940          131,622          124,303
  Other product charges                                                   31,007           29,152           27,922
  Net investment income                                                  268,922          252,978          225,958
  Net realized/unrealized capital gains                                    2,542            2,342            2,536
Other revenues                                                            13,173           16,381           11,992
                                                                ---------------------------------------------------
Total revenues                                                           476,273          441,472          399,831

Benefits and expenses:
  Annuity benefits:
   Interest credited to account balances                                 199,383          175,876          154,620
   Benefits in excess of account balances                                 34,130           27,630           15,673
  Traditional life insurance benefits                                       (704)           1,554           (1,937)
  Other benefits                                                          (4,089)          (4,353)           8,363
                                                                ---------------------------------------------------
  Total benefits                                                         228,720          200,707          176,719

  Commissions and other operating expenses                               109,167          103,931          100,646
  Amortization of deferred policy acquisition
   costs                                                                  55,853           57,416           41,467
  Interest expense                                                        14,862           14,968           15,505
  Other expenses                                                           9,887            9,726            8,843
                                                                ---------------------------------------------------
Total benefits and expenses                                              418,489          386,748          343,180
                                                                ---------------------------------------------------

Income before income tax expense                                          57,784           54,724           56,651
Income tax expense                                                        10,462            9,436            6,072
                                                                ---------------------------------------------------
Net income                                                              $ 47,322         $ 45,288         $ 50,579
                                                                ===================================================


See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

           Consolidated Statements of Changes in Stockholder's Equity


                                                                             ACCUMULATED
                                                               ADDITIONAL       OTHER
                                                    COMMON      PAID-IN     COMPREHENSIVE    RETAINED
                                                    STOCK       CAPITAL     INCOME (LOSS)    EARNINGS      TOTAL
                                               --------------------------------------------------------------------
                                                                            (In Thousands)

Balance at January 1, 2004                          $ 7,000          $ -         $ 9,479    $ 641,283    $ 657,762
  Comprehensive income:
   Net income                                             -            -               -       50,579       50,579
   Other comprehensive income, net                        -            -          15,405            -       15,405
                                                                                                     -------------
  Comprehensive income                                                                                      65,984
  Transfer of net assets of subsidiary
   to parent company in exchange
   for intercompany promissory note                       -       43,631               -      (43,631)           -
  Dividends paid                                          -            -               -      (10,000)     (10,000)
                                               --------------------------------------------------------------------
Balance at December 31, 2004                          7,000       43,631          24,884      638,231      713,746
  Comprehensive income:
   Net income                                             -            -               -       45,288       45,288
   Other comprehensive loss, net                          -            -         (27,847)           -      (27,847)
                                                                                                     -------------
  Comprehensive income                                                                                      17,441
  Dividends paid                                          -            -               -      (38,000)     (38,000)
                                               --------------------------------------------------------------------
Balance at December 31, 2005                          7,000       43,631          (2,963)     645,519      693,187
  Comprehensive income:
   Net income                                             -            -               -       47,322       47,322
   Other comprehensive loss, net                          -            -         (18,968)           -      (18,968)
                                                                                                     -------------
  Comprehensive income                                                                                      28,354
  Dividends paid                                          -            -               -      (40,000)     (40,000)
                                               --------------------------------------------------------------------
Balance at December 31, 2006                        $ 7,000     $ 43,631       $ (21,931)    $652,841     $681,541
                                               ====================================================================


See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Cash Flows


                                                                                  YEAR ENDED DECEMBER 31
                                                                              2006           2005           2004
                                                                     ----------------------------------------------
                                                                                       (In Thousands)
OPERATING ACTIVITIES
Net income                                                                  $ 47,322      $ 45,288        $ 50,579
Adjustments to reconcile net income to net cash and
  cash equivalents provided by operating activities:
   Net realized/unrealized capital gains                                      (2,542)       (2,342)         (2,536)
   Depreciation                                                                4,634         4,483           4,169
   Amortization of investment premiums and discounts                          10,137         7,388          10,905
   Annuity and interest-sensitive life products -
    interest credited to account balances                                    199,383       175,876         154,620
   Policy acquisition costs deferred                                         (85,308)      (77,268)        (74,896)
   Amortization of deferred policy acquisition costs                          55,853        57,416          41,467
   Sales inducement costs deferred                                           (36,838)      (30,676)        (16,904)
   Amortization of sales inducement costs                                     13,234        11,501           8,222
   Net sales of mutual funds, trading                                          9,018           532          17,775
   Other changes in operating assets and liabilities                           6,494        19,459         (19,647)
                                                                     ----------------------------------------------
Net cash and cash equivalents provided by operating
  activities                                                                 221,387       211,657         173,754

INVESTING ACTIVITIES
Sales, maturities, or repayments of investments:
  Bonds available-for-sale                                                   524,353       761,924         719,493
  Equity securities available-for-sale                                         2,815         9,533          57,000
  Bonds held-to-maturity                                                       3,332         8,557          14,301
  Mutual funds, other than trading                                            35,270        42,523             211
  Mortgage loans                                                                   -           646           9,623
  Other invested assets                                                        2,890        13,251           2,905
                                                                     ----------------------------------------------
                                                                             568,660       836,434         803,533
Acquisitions of investments:
  Bonds available-for-sale                                                  (515,608)     (878,879)     (1,100,062)
  Equity securities available-for-sale                                       (14,654)      (16,591)        (62,863)
  Mutual funds, other than trading                                              (793)      (36,401)        (53,328)
  Other invested assets                                                      (24,537)      (51,023)         (6,683)
                                                                     ----------------------------------------------
                                                                            (555,592)     (982,894)     (1,222,936)

Net (purchases) sales of property and equipment                               (1,615)       (1,638)         13,924
Net purchases of short-term investments                                      (33,582)            -          (6,761)
Net (decrease) increase in policy loans                                       (5,532)       (3,173)          1,645
                                                                     ----------------------------------------------
Net cash and cash equivalents used in investing activities                   (27,661)     (151,271)       (410,595)


                                       6

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                Consolidated Statements of Cash Flows (continued)


                                                                                  YEAR ENDED DECEMBER 31
                                                                             2006           2005           2004
                                                                     ----------------------------------------------
                                                                                        (In Thousands)
FINANCING ACTIVITIES
Payments on mortgage debt                                                   $ (1,562)     $ (1,460)       $ (1,364)
Dividends paid                                                               (40,000)      (38,000)        (10,000)
Deposits to annuity account balances                                         554,400       634,893         629,417
Withdrawals from annuity account balances                                   (727,941)     (624,113)       (441,702)
                                                                     ----------------------------------------------
Net cash and cash equivalents (used in) provided by
  financing activities                                                      (215,103)      (28,680)        176,351
                                                                     ----------------------------------------------

(Decrease) increase in cash and cash equivalents                             (21,377)       31,706         (60,490)
Cash and cash equivalents at beginning of year                                88,264        56,558         117,048
                                                                     ----------------------------------------------
Cash and cash equivalents at end of year                                    $ 66,887      $ 88,264        $ 56,558
                                                                     ==============================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid (received) during the year for:
  Interest                                                                  $ 14,846      $ 15,210        $ 16,180
                                                                     ==============================================

  Income taxes                                                              $ (3,696)     $  9,322        $ (1,721)
                                                                     ==============================================

NONCASH INVESTING AND FINANCING ACTIVITIES
Transfer of net assets of subsidiary to parent company
in exchange for intercompany promissory note                                $      -      $      -        $ 43,631
                                                                     ==============================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                   Notes to Consolidated Financial Statements

                                December 31, 2006


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The operations of Security Benefit Life Insurance Company (the Company) consist primarily of marketing and distributing annuities, life insurance, and related products throughout the United States. The Company and/or its subsidiaries offer a diversified portfolio of investment products comprised primarily of individual and group annuities and mutual fund products through multiple distribution channels.

The Company was formed by converting from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding common stock of the Company. In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

BASIS OF PRESENTATION

The consolidated financial statements include the operations and accounts of the Company and its subsidiary, Security Management Company, LLC (SMC), and prior to April 14, 2004, Security Benefit Group, Inc. (SBG). (See Note 13.) The consolidated financial statements of SBG include its subsidiaries, First Security Benefit Life Insurance and Annuity Company of New York; Security Distributors, Inc.; Security Benefit Academy, Inc.; and Security Financial Resources, Inc. Significant intercompany accounts and transactions have been eliminated in consolidation. The Company's ownership of SMC was 90% at December 31, 2006 and 2005. Minority interest amounts held by SBC of $1,593,000 and $241,000 in the net income and members' equity of SMC, respectively, are included in consolidated other expenses and other liabilities for the year ended December 31, 2006. As of December 31, 2005, minority interest amounts held by SBC are $2,621,000 and $430,000 in the net income and members' equity of SMC, respectively, and are included in consolidated other expenses and other liabilities.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect amounts reported and disclosed. Actual results could differ from those estimates. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from those estimates.

ACCOUNTING CHANGES

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-01, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. This SOP addressed an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance.

SOP 03-01 requires the recognition of a liability in addition to the contract account value in cases where the insurance benefit feature results in gains in early years followed by losses in later years. The accrual and release of the additional liability also impacts the amortization of deferred policy acquisition costs.

The guidance also required that if the separate account arrangement does not meet the newly specified criteria of a separate account, assets and liabilities under the arrangement should be accounted for, valued, and reported as general account assets and liabilities of the Company. Revenue and expenses related to such arrangements are recognized within the respective revenue and expense lines in the consolidated statements of income.

SOP 03-01 was adopted effective January 1, 2004.

In March 2004, the Emerging Issues Task Force (EITF) reached a final consensus on Issue 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1). EITF 03-1 was intended to provide accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted under the cost method should be considered other than temporary and recognized in income. In September 2004, the Financial Accounting Standards Board (FASB) issued Financial Staff Position (FSP) EITF 03-1-1, delaying the effective date for the accounting and measurement provisions of EITF 03-1 until further clarification could be provided.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, was issued in November 2005 and nullifies certain provisions of EITF 03-1. FSP FAS 115-1 and FAS 124-1 addresses
(1) when an investment should be considered impaired, (2) whether an impairment should be deemed other than temporary, and (3) measuring an impairment loss. The effective date for FSP FAS 115-1 and FAS 124-1 is for the reporting periods that begin after December 15, 2005. The adoption of FSP FAS 115-1 and FAS 124-1 did not have a material impact on the Company's consolidated financial statements.

On September 19, 2005, the Accounting Standards Executive Committee (AcSEC) issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. AcSEC defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. An internal replacement that is determined to result in a replacement contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from the replaced contract should not be deferred in connection with the replacement contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is analyzing the impact of adopting SOP 05-1.

In February 2006, the FASB issued Statement of Financial Accounting Standards
(SFAS) No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that would otherwise require bifurcation, if the holder irrevocably elects to account for the whole instrument on a fair value basis, and clarifies various aspects of SFAS No. 133 and SFAS No. 140 relating to derivative financial instruments and qualifying special-purpose entities holding derivative financial instruments. SFAS No. 155 is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006, which for the Company is January, 1 2007. The adoption of SFAS No. 155 is not expected to have a material impact on the Company's consolidated financial statements.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In July 2006, the FASB issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN No. 48). FIN No. 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. FIN No. 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN No. 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN No. 48 establishes a two-step process for evaluation of tax positions. The first step is recognition, under which the enterprise determines whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The enterprise is required to presume the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The second step is measurement, under which a tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. FIN No. 48 is effective for fiscal years beginning after December 15, 2006. Therefore, FIN No. 48 is effective for the Company's fiscal year beginning January 1, 2007. The cumulative effect of adopting FIN No. 48 is required to be reported as an adjustment to the opening balance of retained earnings (or other appropriate components of equity) for that fiscal year, presented separately. The Company is analyzing the impact of adopting FIN No. 48.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. The statement applies whenever other standards require or permit that assets or liabilities be measured at fair value. The statement does not require new fair value measurements, but rather provides a definition and framework for measuring fair value which will result in greater consistency and comparability among financial statements prepared under GAAP. The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, which for the Company is January 1, 2008. The Company has not yet completed its assessment of the impact of SFAS No. 157.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds classified as held-to-maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the interest method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains.

Equity securities include nonaffiliated mutual funds, common stocks, and nonredeemable preferred stocks. Equity securities are classified as available-for-sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains.

Mutual funds include affiliated mutual funds and seed money investments. During 2005 and 2004, a portion of the mutual funds investments was purchased to generate returns for certain liabilities. Mutual funds are classified as trading or handled under the equity method and carried at fair value, with changes in fair value reported in the consolidated statements of income as a component of net realized/unrealized capital gains.

Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized gains and losses related to trading securities, other-than-temporary impairments, and market value changes in certain seed money investments are reported as a component of net realized/unrealized capital gains in the consolidated statements of income.

Policy loans are reported at unpaid principal. Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for by using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of the unconsolidated entities amounted to $84.7 million and $65 million

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

at December 31, 2006 and 2005, respectively. During 2006, 2005, and 2004, the Company included $6.3 million, $2.7 million, and $(324,000), respectively, in net investment income representing the Company's share of current year net income (loss) of the unconsolidated entities. Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

In July 2005, the Company entered into an agreement to make certain securities available to be loaned. Securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral provided as necessary. The Company accepts collateral that can be sold or repledged. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities lending activities used to generate income are included in net investment income. The cash collateral received on these loaned securities is recorded in the Company's consolidated balance sheets.

DERIVATIVES

The Company recognizes all derivative financial instruments, such as interest rate swaps and futures contracts, in the consolidated financial statements at fair value, regardless of the purpose or intent for holding the instrument. Changes in fair value of the derivative financial instruments are either recognized periodically in income or in equity as a component of other comprehensive income or loss depending on whether the derivative financial instrument qualifies for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in other comprehensive income net of related deferred income taxes. Changes in fair values of derivatives not qualifying as hedges are reported in income.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 6.5% for the years 2007 through 2011 and 8.5% thereafter), mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in deferred policy acquisition costs and were reclassified as part of the adoption of SOP 03-01. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

PROPERTY AND EQUIPMENT

Property and equipment, including home office real estate, furniture and fixtures, and data processing hardware and related systems, are recorded at cost, less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of property and equipment at cost less accumulated depreciation at December 31:


                                                                                  2006               2005
                                                                           ------------------------------------
                                                                                     (In Thousands)

     Land                                                                     $        450      $        450
     Land improvements                                                                 539                 -
     Data processing equipment                                                         399               108
     Computer software                                                              18,148            17,884
     Other                                                                           1,761             1,712
     Building                                                                       52,139            51,560
     Furniture                                                                       6,687             6,001
                                                                           ------------------------------------
                                                                                    80,123            77,715
     Less accumulated depreciation                                                  20,017            15,681
                                                                           ------------------------------------
                                                                              $     60,106      $     62,034
                                                                           ====================================


The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company. During 2005, the lease was modified to increase the amount of office space leased to the FHLB. The remaining terms of the operating lease remain unchanged. Expected future minimum rents to be received from the FHLB at December 31, 2006, related to the noncancelable portion of the lease are $955,000 annually for years 2007 through 2011 and $5,175,000 thereafter.

BUSINESS OWNED LIFE INSURANCE

The Company has invested in business owned life insurance. The investment is carried in other assets at net policy value of $74,089,000 and $70,699,000 at December 31, 2006 and 2005, respectively, with the change in value of $3,390,000, $3,310,000, and $3,461,000 for 2006, 2005, and 2004, respectively, recorded in other income.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2.75% to 10% during 2006, from 1.5% to 15% during 2005, and from 2% to 9% during 2004.

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of income as a component of income tax expense, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company will record a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize these benefits. The valuation allowance as of December 31, 2006, is $5,660,000 (see Note 8). There was no valuation allowance as of December 31, 2005.

RECOGNITION OF REVENUES

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and cash equivalents and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

     Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Business owned life insurance and mortgage loans: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

     Interest rate swaps: Fair values of the Company's interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, on pricing models or formulas using current assumptions.

     Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Investment-type insurance contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

     Long-term debt and mortgage debt: Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

     Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds and equity securities available-for-sale and bonds held-to-maturity at December 31, 2006 and 2005, is as follows:


                                                                      DECEMBER 31, 2006
                                                    -------------------------------------------------------
                                                                       GROSS         GROSS
                                                        AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                                                          COST         GAINS         LOSSES        VALUE
                                                    -------------------------------------------------------
                                                                        (In Thousands)
 AVAILABLE-FOR-SALE
 Bonds:
    U.S. Treasury securities and obligations of
      U.S. government corporations and agencies       $   192,478  $       63     $   2,525   $    190,016
    Corporate securities                                2,608,449      23,319        34,963      2,596,805
    Mortgage-backed securities                          1,871,724       3,341        30,279      1,844,786
    Asset-backed securities                               167,728         499         1,487        166,740
                                                    -------------------------------------------------------
 Total bonds                                          $ 4,840,379  $   27,222     $  69,254   $  4,798,347
                                                    =======================================================

 Equity securities                                    $    85,205  $      380     $      20   $     85,565
                                                    =======================================================

 HELD-TO-MATURITY
 Bonds:
    Obligations of states and political subdivisions  $     1,634  $        -     $      72   $      1,562
    Corporate securities                                   31,704       1,986             -         33,690
    Mortgage-backed securities                                150           -             -            150
                                                    -------------------------------------------------------
 Total bonds                                          $    33,488  $    1,986     $      72   $     35,402
                                                    =======================================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                                                                          DECEMBER 31, 2005
                                                        -------------------------------------------------------
                                                                          GROSS         GROSS
                                                           AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                                                             COST         GAINS         LOSSES        VALUE
                                                        -------------------------------------------------------
                                                                            (In Thousands)
     Available-for-sale
     Bonds:
        U.S. Treasury securities and obligations of
          U.S. government corporations and agencies       $   317,865  $      145     $   4,212    $   313,798
        Corporate securities                                2,472,008      37,766        25,016      2,484,758
        Mortgage-backed securities                          1,917,011       7,457        25,896      1,898,572
        Asset-backed securities                               148,125         577         1,322        147,380
                                                        -------------------------------------------------------
     Total bonds                                          $ 4,855,009  $   45,945     $  56,446    $ 4,844,508
                                                        =======================================================

     Equity securities                                    $    71,256  $      141     $       1    $    71,396
                                                        =======================================================

     Held-to-maturity
     Bonds:
        Obligations of states and political subdivisions  $     1,967  $        -     $     102    $     1,865
        Corporate securities                                   33,582       2,554           152         35,984
        Mortgage-backed securities                                767           -             -            767
                                                        -------------------------------------------------------
     Total bonds                                          $    36,316  $    2,554     $     254    $    38,616
                                                        =======================================================


The amortized cost and fair value of bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.


                                                       AVAILABLE-FOR-SALE              HELD-TO-MATURITY
                                                 --------------------------------------------------------------
                                                     AMORTIZED          FAIR          AMORTIZED        FAIR
                                                       COST            VALUE            COST           VALUE
                                                 --------------------------------------------------------------
                                                                        (In Thousands)

     Due in one year or less                       $      89,885  $      85,822    $         -    $         -
     Due after one year through five years             1,054,386      1,050,198          8,514          8,651
     Due after five years through ten years              663,182        655,999         18,346         19,305
     Due after ten years                                 993,474        994,802          6,478          7,296
     Mortgage-backed securities                        1,871,724      1,844,786            150            150
     Asset-backed securities                             167,728        166,740              -              -
                                                 --------------------------------------------------------------
                                                   $   4,840,379  $   4,798,347    $    33,488    $    35,402
                                                 ==============================================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2006 and 2005, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows (in thousands):


                                                                    DECEMBER 31, 2006
                                           ---------------------------------------------------------------------
                                             LESS THAN 12 MONTHS  GREATER THAN OR EQUAL
                                                                       TO 12 MONTHS
                                           ----------------------------------------------
                                                           GROSS                GROSS      TOTAL    TOTAL GROSS
                                               CARRYING  UNREALIZED  CARRYING UNREALIZED  CARRYING   UNREALIZED
                                               AMOUNT      LOSSES     AMOUNT    LOSSES     AMOUNT      LOSSES
                                           ---------------------------------------------------------------------
     Fixed maturities, available-for-sale:
        U.S. Treasury securities and
          obligations of U.S. government
          corporations
          and agencies                       $  14,094   $    195  $  171,944  $  2,330  $  186,038  $  2,525
        Corporate securities                   425,642      4,674     885,435    30,289   1,311,077    34,963
        Mortgage-backed securities             322,654      2,661   1,243,145    27,618   1,565,799    30,279
        Asset-backed securities                 64,695        682      22,295       805      86,990     1,487
                                           ---------------------------------------------------------------------
     Total fixed maturities,                 $ 827,085   $  8,212  $2,322,819  $ 61,042  $3,149,904  $ 69,254
        available-for-sale
                                           =====================================================================

     Total equity securities,
        available-for-sale                   $       -   $      -  $       20  $     20  $       20  $     20
                                           =====================================================================

     Fixed maturities, held-to-maturity      $       -   $      -  $    1,634  $     72  $    1,634  $     72
                                           =====================================================================

                                                                    DECEMBER 31, 2005
                                           ---------------------------------------------------------------------
                                             LESS THAN 12 MONTHS  GREATER THAN OR EQUAL
                                                                       TO 12 MONTHS
                                           ----------------------------------------------
                                                            GROSS                GROSS       TOTAL   TOTAL GROSS
                                              CARRYING   UNREALIZED CARRYING   UNREALIZED  CARRYING  UNREALIZED
                                                AMOUNT     LOSSES     AMOUNT     LOSSES      AMOUNT     LOSSES
                                           ---------------------------------------------------------------------
     Fixed maturities, available-for-sale:
        U.S. Treasury securities and
          obligations of U.S. government
          corporations
          and agencies                      $  144,909   $  2,044  $ 157,802  $  2,168   $  302,711  $  4,212
        Corporate securities                   663,856     12,325    367,095    12,691    1,030,951    25,016
        Mortgage-backed securities             935,675     11,690    424,355    14,206    1,360,030    25,896
        Asset-backed securities                 68,031        640     19,076       682       87,107     1,322
                                           ---------------------------------------------------------------------
     Total fixed maturities,                $1,812,471   $ 26,699  $ 968,328  $ 29,747   $2,780,799  $ 56,446
        available-for-sale
                                           =====================================================================

     Total equity securities,
        available-for-sale                  $        -   $      -  $       1  $      1   $        1  $      1
                                           =====================================================================

     Fixed maturities, held-to-maturity     $        -   $      -  $   6,910  $    254   $    6,910  $    254
                                           =====================================================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

As of December 31, 2006, the Company held $3,149.9 million in available-for-sale fixed maturity securities with unrealized losses of $69.3 million. The Company's portfolio consists of fixed maturity securities where 84% are investment grade (rated AAA through BBB-) with an average price of $98 (carrying value/amortized cost).

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds 161 securities with a carrying value of $827.1 million and unrealized losses of $8.2 million reflecting an average price of $99. Of this portfolio, 70% were investment grade (rated AAA through BBB-) at December 31, 2006, with associated unrealized losses of $7.1 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds 320 securities with a carrying value of $2,322.8 million and unrealized loss of $61 million. Of this portfolio, 91% were investment grade (rated AAA through BBB-) at December 31, 2006, with associated unrealized losses of $60.5 million.

The Company closely monitors its below investment grade holdings and those investment grade names where there are concerns. While the portfolio is in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost;
(2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

At December 31, 2006, the Company identified certain invested assets that have characteristics (i.e., significant unrealized losses compared to book value) creating uncertainty as to the future assessment of other-than-temporary impairments, which are listed below by length of time these invested assets have been in an unrealized loss position. This list is referred to as the watch list, and its related unrealized losses are presented below.


                                                                           DECEMBER 31, 2006
                                                          -----------------------------------------------------
                                                                AMORTIZED        UNREALIZED        ESTIMATED
                                                                  COST              LOSS          FAIR VALUE
                                                          -----------------------------------------------------
                                                                             (In Thousands)
     Less than 12 months:
        Asset-backed securities                              $        730     $        289      $        441

     Greater than 12 months:
        Corporate securities                                        2,720              120             2,600
        Asset-backed securities                                     1,565              110             1,455
                                                          -----------------------------------------------------
                                                                    4,285              230             4,055
                                                          -----------------------------------------------------
     Total                                                   $      5,015     $        519      $      4,496
                                                          =====================================================


The debt securities included on the watch list cross several industries with no concentration in any one industry. The securities include corporate securities and asset-backed securities. The watch list includes 3 securities, of which 2 have been on the list for over 12 months. The combined fair value of the watch list securities was 90% of book value. Improving stable economic conditions, adequate liquidity and cash flows, sufficient collateral, and stable to improving operating performance, as well as all of the securities being current as to principal and interest, were factors considered in concluding that an other-than-temporary impairment charge was not necessary. In addition, the Company has concluded for each of the securities on the watch list that it has the intent and ability to hold the securities for a period of time sufficient to allow for a recovery in fair value.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Major categories of net investment income for the years ended December 31, 2006, 2005, and 2004, are summarized as follows:


                                                                   2006              2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)

     Interest on bonds                                       $    259,507     $    244,493      $    221,915
     Dividends on equity securities                                 4,648            3,177             2,332
     Dividends on mutual funds                                      3,387            2,106             1,678
     Interest on mortgage loans                                         -               25               166
     Interest on policy loans                                       6,053            5,798             6,002
     Interest on short-term investments                             4,133            2,797             1,636
     Other                                                         (1,045)             247            (4,125)
                                                          -----------------------------------------------------
     Total investment income                                      276,683          258,643           229,604

     Less investment expenses                                       7,761            5,665             3,646
                                                          -----------------------------------------------------
     Net investment income                                   $    268,922     $    252,978      $    225,958
                                                          =====================================================


Proceeds from sales of bonds and equity securities available-for-sale and related realized gains and losses for the years ended December 31, 2006, 2005, and 2004, are as follows:


                                                                   2006              2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)

     Proceeds from sales                                     $    285,955     $    386,462      $    222,056
     Gross realized gains                                           3,604            7,491            10,153
     Gross realized losses                                          2,030            4,165             2,786


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Net realized/unrealized capital gains (losses), net of associated amortization of deferred policy acquisition costs, for the years ended December 31, 2006, 2005, and 2004, consist of the following:


                                                                   2006              2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)
     Realized gains (losses):
        Bonds                                                 $     1,574      $     2,532       $     6,586
        Equity securities                                               -              794               281
        Mutual funds - trading                                          -              616               176
        Mutual funds - other than trading                               -               26                 -
        Other                                                           3                -                 -
                                                          -----------------------------------------------------
     Total realized gains                                           1,577            3,968             7,043

     Impairments:
        Bonds                                                           -           (1,524)           (5,469)
                                                          -----------------------------------------------------
     Total impairments                                                  -           (1,524)           (5,469)

     Holding gains (losses):
        Mutual funds - trading                                          -             (604)              836
        Mutual funds - other than trading                           1,883            1,513             2,989
                                                          -----------------------------------------------------
     Total holding gains                                            1,883              909             3,825
                                                          -----------------------------------------------------
                                                                    3,460            3,353             5,399
     Related impact on deferred policy acquisition costs             (918)          (1,011)           (2,863)
                                                          -----------------------------------------------------
     Net realized/unrealized capital gains                    $     2,542      $     2,342       $     2,536
                                                          =====================================================


There were no outstanding agreements to sell securities at December 31, 2006 or 2005.

At December 31, 2006, the Company had approximately $1.4 billion in securities pledged as collateral in relation to its structured institutional products, the line of credit with the FHLB (see Note 11), and the home office building (see
Note 12).

At December 31, 2006, bonds available-for-sale with a carrying amount of $3.9 million were held in joint custody with the Kansas Insurance Department to comply with statutory regulations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS

The Company only uses derivatives for economic or accounting hedging purposes. The derivatives are recorded on the consolidated balance sheets in other invested assets. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

Fair Value Hedging Strategy

The Company has entered into several interest rate swap agreements to manage interest rate risk. The interest rate swap agreements effectively modify the Company's exposure to interest risk by converting certain of the Company's fixed rate liabilities to a floating rate based on LIBOR over the next two years. The notional amounts of the swaps are $42.5 million and $45 million at December 31, 2006 and 2005, respectively, and are scheduled to decline as the liabilities mature. These agreements involve the receipt of fixed rate amounts in exchange for floating rate interest payments over the life of the agreements without an exchange of the underlying principal amount. The Company also has interest rate swap agreements which effectively modify fixed rate bonds into floating rate investments based on LIBOR over the next ten years. The notional amounts of these swaps are $112 million and $127 million at December 31, 2006 and 2005, respectively.

During the years ended December 31, 2006, 2005, and 2004, the Company recognized a net gain of $296,000, $709,000, and $810,000, respectively, related to the ineffective portion of its fair value hedges that has been included in net investment income in the consolidated statements of income.

Cash Flow Hedging Strategy

The Company has entered into interest rate swap agreements that effectively convert a portion of its floating rate liabilities to a fixed rate basis, thus reducing the impact of interest rate changes on future income. The swap agreements expired during 2005.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

During the years ended December 31, 2005 and 2004, the Company recognized a gain of $251,000 and $272,000, respectively, related to the ineffective portion of its hedging instruments that has been included in net investment income in the consolidated statements of income.

Futures Hedging Strategy

The Company entered into futures contract positions that were intended to reduce the impact of the equity market volatility on the Company's deferred acquisition cost amortization expense, earnings from asset-based fees, and the realized gains (losses) on securities classified as trading securities. These futures contracts acted as an economic hedge against these financial risks; however, they did not qualify for hedge accounting. During the years ended December 31, 2006, 2005, and 2004, the Company realized a loss of $14.6 million, $7.9 million, and $6.4 million, respectively, on these futures contracts that has been included in net investment income in the consolidated statements of income. The Company held 375 and 357 futures contracts at December 31, 2006 and 2005, respectively.

3. DEFERRED POLICY ACQUISITION COSTS

An analysis of the deferred policy acquisition costs asset balance (other than the value of business acquired and sales inducements) is presented below for the years ended December 31:

                                                                                     2006              2005
                                                                           ------------------------------------
                                                                                     (In Thousands)

     Balance at beginning of year                                             $     330,794     $     250,227
        Cost deferred during the year                                                85,308            77,268
        Amortized to expense during the year                                        (43,980)          (44,062)
        Effect of realized gains on amortization of deferred
          policy acquisition costs                                                     (918)           (1,011)
        Effect of unrealized gains                                                   10,836            49,274
        Other                                                                        (1,177)             (902)
                                                                           ------------------------------------
     Balance at end of year                                                   $     380,863     $     330,794
                                                                           ====================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

The Present Value of Future Profits (PVFP) relates to reinsurance assumed in 2000 and 2003. Included in deferred policy acquisition costs in the consolidated balance sheets, PVFP reflects the estimated fair value of acquired business and represents the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts.

PVFP is amortized over the lives of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31:


                                                                                    2006              2005
                                                                           ------------------------------------
                                                                                     (In Thousands)

     Balance at beginning of year                                             $     94,617      $    107,969
        Imputed interest                                                             6,091             6,909
        Amortization                                                               (17,964)          (20,261)
                                                                           ------------------------------------
     Balance at end of year                                                   $     82,744      $     94,617
                                                                           ====================================


Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 14.2% and 16.4% of the December 31, 2006, deferred policy acquisition cost balance in each of the years 2007 through 2011. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 6.3%.

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:


                                                                                    2006              2005
                                                                           ------------------------------------
                                                                                     (In Thousands)

     Balance at beginning of year                                             $     79,490      $     60,315
        Acquisition                                                                 36,838            30,676
        Amortization                                                               (13,234)          (11,501)
                                                                           ------------------------------------
     Balance at end of year                                                   $    103,094      $     79,490
                                                                           ====================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

4. OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income (loss) are as follows:


                                                                    Unrealized
                                                                  Gains (Losses)    Derivative
                                                                  on Available-    Instruments
                                                                     for-Sale         Gains
                                                                    Securities       (Losses)          Total
                                                                -----------------------------------------------
                                                                                (In Thousands)
     Accumulated other comprehensive income (loss) at
        January 1, 2004                                            $   12,632      $   (3,153)    $    9,479
          Other comprehensive income:
            Unrealized gains on available-for-sale securities          11,542               -         11,542
            Change in fair value of derivatives                             -           3,720          3,720
            Gains reclassified into earnings from other
              comprehensive income                                      4,387               -          4,387
            Unlocking of deferred policy acquisition costs              4,417               -          4,417
            Change in deferred income taxes                            (7,359)         (1,302)        (8,661)
                                                                -----------------------------------------------
          Total other comprehensive income                             12,987           2,418         15,405
                                                                -----------------------------------------------
     Accumulated other comprehensive income (loss) at                  25,619            (735)        24,884
        December 31, 2004 Other comprehensive (loss) income:
            Unrealized losses on available-for-sale securities        (95,952)              -        (95,952)
            Change in fair value of derivatives                             -             494            494
            Gains reclassified into earnings from other
              comprehensive income                                      3,341               -          3,341
            Unlocking of deferred policy acquisition costs             49,275               -         49,275
            Change in deferred income taxes                            15,168            (173)        14,995
                                                                -----------------------------------------------
          Total other comprehensive (loss) income                     (28,168)            321        (27,847)
                                                                -----------------------------------------------
     Accumulated other comprehensive loss at December                  (2,549)           (414)        (2,963)
        31, 2005
          Other comprehensive loss:
            Unrealized losses on available-for-sale securities        (34,771)              -        (34,771)
            Gains reclassified into earnings from other
              comprehensive income                                      3,460               -          3,460
            Unlocking of deferred policy acquisition costs             10,836               -         10,836
            Change in deferred income taxes                             1,507               -          1,507
                                                                -----------------------------------------------
          Total other comprehensive loss                              (18,968)              -        (18,968)
                                                                -----------------------------------------------
     Accumulated other comprehensive loss at
        December 31, 2006                                          $  (21,517)     $     (414)    $  (21,931)
                                                                ===============================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. EMPLOYEE BENEFIT PLANS

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Company contributions to the profit-sharing and savings plan charged to operations were $1,775,000, $1,446,000, and $2,589,000 for 2006, 2005, and 2004, respectively.

The Company participates in a number of annual discretionary incentive compensation plans for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts. Certain participants have the option to receive their balances immediately or to defer such amounts. Amounts deferred by participants of the Company's incentive compensation plans are invested in shares of affiliated mutual funds. Incentive compensation expense amounted to $5,323,000, $5,097,000, and $4,370,000 for 2006, 2005, and 2004, respectively.

Substantially all employees of the Company are covered by a qualified, noncontributory defined benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee's highest average compensation over a period of five consecutive years during the last ten years of service.

Pension cost for the year is allocated to each sponsoring company based on the ratio of salary costs for each company to total salary costs for all companies. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

6. REINSURANCE

Principal reinsurance assumed transactions for the years ended December 31, 2006, 2005, and 2004, are summarized as follows, with the majority of the reinsurance balances resulting from the 2003 and 2000 acquisitions of blocks of deferred annuity contracts:


                                                                   2006             2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)
     Reinsurance assumed:
        Premiums received                                    $     48,068     $     56,729      $     67,542
                                                          =====================================================
        Commissions paid                                     $      3,769     $      4,389      $      4,847
                                                          =====================================================
        Claims paid                                          $      7,077     $      9,354      $      9,718
                                                          =====================================================
        Surrenders paid                                      $    232,485     $    257,327      $    226,555
                                                          =====================================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. REINSURANCE (CONTINUED)

Principal reinsurance ceded transactions for the years ended December 31, 2006, 2005, and 2004, are summarized as follows, with the majority of the reinsurance balances resulting from the 1997 transfer of the Company's life insurance business to another insurer:


                                                                  2006              2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)
     Reinsurance ceded:
        Premiums paid                                        $     35,317      $    36,440       $    37,356
                                                          =====================================================
        Commissions received                                 $      3,028      $     3,238       $     3,392
                                                          =====================================================
        Claim recoveries                                     $     21,725      $    23,966       $    18,861
                                                          =====================================================


In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of reinsurers.

At December 31, 2006 and 2005, the Company has receivables totaling $508,506,000 and $502,575,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2006 and 2005, was $4.1 billion and $4.3 billion, respectively.

Effective as of August 1, 2004, the Company transferred, through a 100% coinsurance of general account liabilities, a closed block of group waiver of premium business with reserves of $18.4 million. The Company paid $12.6 million to the reinsurer and recognized a $5.8 million gain on the transaction which was deferred and will be amortized into income over a period of nine years. At December 31, 2006, the reserves were $14.8 million and were collateralized by assets of the reinsurer held in trust of $20 million.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. REINSURANCE (CONTINUED)

Effective December 31, 2003, the Company acquired, through a 100% coinsurance of general account liabilities and a 100% modified coinsurance of separate account liabilities, a block of approximately 15,000 deferred annuity contracts with general and separate account balances of $84.1 million and $587.1 million, respectively, and a block of approximately 9,300 variable life insurance contracts with general and separate account balances of $2.1 million and $61.7 million, respectively. The Company agreed to the payment of a reinsurance commission of $39.2 million which, in addition to other related items, was deferred and is being amortized over the estimated life of the business assumed, in relation to its estimated gross profits. The transaction, noncash as of December 31, 2003, resulted in an accounts receivable of $25.7 million representing cash transferred to the Company in 2004 less the commission paid and policy loans of $1 million. The general account balances have been recognized by the Company at December 31, 2006 and 2005, while separate account assets and liabilities continue to be reported on the books of the ceding company.

7. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB) and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

     o RESET provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder's eighty-sixth birthday adjusted for withdrawals.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. VARIABLE ANNUITY CONTRACTS (CONTINUED)

     o ROLL-UP DEATH BENEFIT provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

     o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four year, five year, or six year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

     o ENHANCED DEATH BENEFIT provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

     o COMBO DEATH BENEFIT provides the greater of an annual step-up, roll-up death benefit, and/or enhanced death benefit.

Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:


                                               2006                                     2005
                            -----------------------------------------------------------------------------------
                                                           WEIGHTED                                  WEIGHTED
                              ACCOUNT      NET AMOUNT AT   AVERAGE       ACCOUNT     NET AMOUNT AT   AVERAGE
                               VALUE           RISK      ATTAINED AGE     VALUE          RISK       ATTAINED AGE
                            -----------------------------------------------------------------------------------
                                                          (Dollars in Millions)

     Return of premium         $  2,919      $    15         62         $  2,454      $    18         62
     Reset                          178            2         52              176            5         52
     Roll-up                        712           57         58              558           18         57
     Step-up                      4,869           56         61            4,842           96         61
     Combo                          447           27         65              400           32         59
                            ----------------------------             ----------------------------
     Subtotal                     9,125          157         61            8,430          169         61

     Enhanced                         -           21         65                -           20         65
                            ----------------------------             ----------------------------
     Total GMDB                $  9,125      $   178         61         $  8,430      $   189         61
                            ============================             ============================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The liability for guaranteed minimum death benefits on variable annuity contracts reflected in the general account as of December 31, 2006 and 2005, was $4,674,000 and $6,460,000, respectively. The liability for guaranteed minimum income benefits on variable annuity contracts reflected in the general account as of December 31, 2006, was $736,000. There was no liability for guaranteed minimum income benefits as of December 31, 2005.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments. Separate benefit ratios will be maintained for GMDB and GMIB.

The Company will recalculate its GMDB and GMIB reserves at each reporting date, and the resulting change in liability will be recognized in the consolidated statements of income as a benefit expense. The Company regularly reviews the assumptions used in the GMDB and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2006:

     o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

     o    Mean long-term gross blended separate account growth rate of 8.5%.

     o    Equity volatility of 18%.

     o    Bond volatility of 5%.

     o    Mortality is 100% of Annuity 200 table.

     o Asset fees are equal to fund management fees and product loads (varies by product).

     o Discount rate is the long-term growth rate less asset fees (varies by product).

     o    Lapse rates vary by product and duration.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


8. INCOME TAXES

The Company files a consolidated life/nonlife federal income tax return with SBMHC. Income taxes are allocated to the Company as if it filed a separate return. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

Income tax expense (benefit) consists of the following for the years ended December 31, 2006, 2005, and 2004:


                                                                  2006              2005             2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)

     Current                                                  $    (3,296)     $     2,027      $    (16,505)
     Deferred                                                      13,758            7,409            22,577
                                                          -----------------------------------------------------
                                                              $    10,462      $     9,436      $      6,072
                                                          =====================================================

The differences between reported income tax expense and that resulting from applying the statutory federal rate to income before income tax expense are as follows:


                                                                    2006            2005             2004
                                                              -------------------------------------------------
                                                                               (In Thousands)
     Federal income tax expense computed at statutory rate       $    20,224     $    19,153     $    19,828
     (Decreases) increases in taxes resulting from:
        Dividends received deduction                                  (5,877)         (5,248)         (8,941)
        Credits                                                       (2,915)         (3,445)         (4,000)
        Other                                                           (970)         (1,024)           (815)
                                                              -------------------------------------------------
                                                                 $    10,462     $     9,436     $     6,072
                                                              =================================================


The credits above include low-income housing tax credits and foreign tax credits. Based on events and analysis performed during 2004, prior tax accruals related to the dividends received deduction of $5.1 million were eliminated in 2004.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


8. INCOME TAXES (CONTINUED)

Net deferred income tax assets or liabilities consist of the following:

                                                                                       DECEMBER 31
                                                                                   2006              2005
                                                                           ------------------------------------
                                                                                     (In Thousands)
     Deferred income tax assets:
        Future policy benefits                                                 $    76,081       $    62,433
        Employee benefits                                                                -             4,215
        Deferred gain on life coinsurance agreement                                  2,948             3,429
        Net unrealized loss on investments                                          17,378             5,629
        Credit carryover                                                                 -             8,685
        Other                                                                        3,251             2,910
                                                                           ------------------------------------
     Total deferred income tax assets                                               99,658            87,301
     Valuation allowance related to unrealized loss                                 (5,660)                -
                                                                           ------------------------------------
     Net deferred income tax assets                                                 93,998            87,301

     Deferred income tax liabilities:
        Deferred policy acquisition costs                                          171,877           144,914
        Deferred gains on investments                                                1,877             2,210
        Depreciation                                                                 3,074             3,472
        Other                                                                        8,859             4,679
                                                                           ------------------------------------
     Total deferred income tax liabilities                                         185,687           155,275
                                                                           ------------------------------------
     Net deferred income tax liability                                         $    91,689       $    67,974
                                                                           ====================================


SFAS No. 109, Accounting for Income Taxes, requires companies to determine whether a deferred income tax asset will be realized in future years. The Company has evaluated the recoverability of its deferred income tax assets and established a valuation allowance related to a portion of its net unrealized loss on securities available-for-sale. During 2006, deferred income tax assets related to credits carried over were sold to the parent, the ultimate filer of the tax return.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


9. CONDENSED FAIR VALUE INFORMATION

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.


                                                     DECEMBER 31, 2006                DECEMBER 31, 2005
                                             -------------------------------------------------------------------
                                                 CARRYING          FAIR           CARRYING          FAIR
                                                  AMOUNT           VALUE           AMOUNT           VALUE
                                             -------------------------------------------------------------------
                                                                       (In Thousands)

     Bonds (Note 2)                            $    4,831,835  $    4,833,749   $    4,880,824  $    4,883,124
     Equity securities (Note 2)                        85,565          85,565           71,396          71,396
     Mutual funds                                      90,749          90,749           97,935          97,935
     Policy loans                                     101,314         101,844           95,782          96,178
     Business owned life insurance                     74,089          74,089           70,699          70,699
     Separate account assets                        6,502,869       6,502,869        5,508,396       5,508,396
     Supplementary contracts without life                             (18,093)                         (17,937)
        contingencies                                 (16,503)                         (18,133)
     Individual and group annuities                (4,728,930)     (4,515,059)      (4,690,708)     (4,454,792)
     Long-term debt                                  (150,000)       (166,920)        (150,000)       (171,691)
     Mortgage debt                                    (44,004)        (46,846)         (45,566)        (49,390)
     Interest rate swaps                                  952             952              248              76
     Separate account liabilities                  (6,502,869)     (6,502,869)      (5,508,396)     (5,508,396)


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


10. COMMITMENTS AND CONTINGENCIES

Effective January 1, 2005, the Company transferred all operating leases to SBC. Total expense for all operating leases amounted to $1,735,000 during 2004.

In connection with its investments in certain limited partnerships, the Company is committed on December 31, 2006, to invest additional capital of $21.2 million over the next few years as required by the general partner.

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2006 and 2005, the Company has reserved $1,465,000 and $1,721,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

11. LONG-TERM DEBT

At December 31, 2006, the Company has access to a $67.3 million line-of-credit facility from the FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (5.25% at December 31, 2006). The Company had no borrowings under this line of credit at December 31, 2006. The amount of the line of credit is determined by the fair market value of the Company's available collateral held by the FHLB, primarily mortgage-backed securities, not already pledged as collateral under existing contracts as of December 31, 2006.

The Company has outstanding surplus notes of $150 million at December 2006 and 2005. The surplus notes consist of $50 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

12. MORTGAGE DEBT

The primary mortgage financing for the Company's property was arranged through the FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by the FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from the FHLB for the portion of the premises that they presently occupy (see Note 1).

The underlying loan agreement with the FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600 including $62,800 applicable to the portion of the building leased to the FHLB. The monthly payments applicable to the portion of the building leased to the FHLB increased by $16,800 in 2005 due to the modified lease agreement (see Note 1). The financing is collateralized by a first mortgage on the premises and $36 million of other marketable securities. At December 31, 2006, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

     2007                                                        $     1,670
     2008                                                              1,785
     2009                                                              1,910
     2010                                                              2,042
     2011                                                              2,183
     Thereafter                                                       34,414
                                                             ------------------
                                                                 $    44,004
                                                             ==================

13. RELATED-PARTY TRANSACTIONS

The Company owns shares of affiliated mutual funds managed by SMC with net asset values totaling $88,565,000 and $89,515,000 at December 31, 2006 and 2005,
respectively.

On April 14, 2004, the Company transferred all the issued and outstanding shares of SBG, its wholly owned subsidiary, to SBC, the parent company, for $43,631,000. Also on April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016. Interest on the principal amount of the note is due

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


13. RELATED-PARTY TRANSACTIONS (CONTINUED)

and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or repayment penalty. During 2005, SBC prepaid $15,000,000 in principal. The principal balance at December 31, 2006, was $40,000,000.

The Company paid $55,160,000 in 2006 and $44,979,000 in 2005 to affiliates for providing management, investment, and administrative services. The Company has a payable to its affiliates of $6,248,000 and $3,109,000 for the years ended December 31, 2006 and 2005, respectively.

The Company paid $40,000,000, $38,000,000, and $10,000,000 in dividends to SBC in 2006, 2005, and 2004, respectively.

The Company writes conversion and third-party administration contracts on behalf of se2, inc., an affiliate. Accordingly, all of the revenue is collected by the Company and passed on to se2, inc. During 2006, 2005, and 2004, the Company collected $11,649,000, $170,000, and $-0-, respectively, for se2, inc.

14. STATUTORY FINANCIAL INFORMATION

The Company's statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

14. STATUTORY FINANCIAL INFORMATION (CONTINUED)

Statutory capital and surplus of the insurance operations were $574,719,000 and $588,211,000 at December 31, 2006 and 2005, respectively. Statutory net income of the insurance operations were $38,890,000, $36,079,000, and $73,951,000 for the years ended December 31, 2006, 2005, and 2004, respectively.

The payment of dividends by the Company to shareholders is limited and can only be made from earned profits unless prior approval is received from the Kansas Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Kansas Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     a.   Financial Statements

          The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006; and (2) the audited financial statements of Variable Annuity Account XVII at December 31, 2006, and for each of the two years in the period ended December 31, 2006.

     b.   Exhibits

          (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(g)

          (2)  Not Applicable

          (3)  (a)  Service Facilities Agreement(h)

               (b)  Marketing Organization Agreement(b)

               (c)  SBL Variable Products Broker/Dealer Sales Agreement(a)

               (d) SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(a)

               (e)  Commission Schedule(i)

               (f) Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(j)

          (4)  (a)  Individual Contract (Form V6029 11-00)(i)

               (b)  Individual Contract-Unisex (Form V6029 11-00U)(i)

               (c)  Tax-Sheltered Annuity Endorsement (Form V6101 9-05)(h)

               (d)  Individual Retirement Annuity Endorsement (Form V6849A
                    1-97)(d)

               (e)  Roth IRA Endorsement (Form V6851 10-97)(d)

               (f)  403a Endorsement (Form V6057 10-98)(e)

               (g)  Recurring Rewards Rider (Form V6088-1 7-04)(i)

               (h)  Future Rewards Rider (Form V6090-1 7-04)(i)

               (i)  Flexible Rewards Rider (Form V6091-1 7-04)(i)

          (5)  (a)  Application (Form V9500 7-04)(i)

               (b)  Application - Unisex (Form V9500 7-04U)(i)

          (6)  (a)  Composite of Articles of Incorporation of SBL(f)

               (b)  Bylaws of SBL(k)

          (7)  Not Applicable

          (8)  (a) Participation Agreement - AIM - Variable Insurance Funds(l)

                    (i) Amendments Nos. 1 and 2 to Participation Agreement - AIM - Variable Insurance Funds(l)

                    (ii) Amendment No. 3 to Participation Agreement - AIM -
                         Variable Insurance Funds(n)

               (b) Participation Agreement - American Century - Variable Insurance Funds(l)

               (c)  Participation Agreement - Dreyfus - Variable Insurance
                    Funds(l)

                    (i) Amendment No. 1 to Participation Agreement - Dreyfus - Variable Insurance Funds(l)

               (d)  Participation Agreement - Neuberger Berman - AMT Funds(c)

                    (i) Amendments Nos. 1 and 2 to Participation Agreement - Neuberger Berman - AMT Funds(l)

               (e)  Participation Agreement - Oppenheimer(l)

                    (i) Amendments Nos. 1 and 2 to Participation Agreement - Oppenheimer(l)

                    (ii) Amendment No. 3 to Participation Agreement -
                         Oppenheimer(n)

               (f)  Participation Agreement - PIMCO - Variable Insurance
                    Funds(h)

                    (i) Amendments Nos. 1, 2, 3 and 4 to Participation Agreement - PIMCO - Variable Insurance Funds(n)

               (g)  Participation Agreement - Rydex - Variable Funds(c)

                    (i) Amendments Nos. 1, 2, 3, 4 and 5 to Participation Agreement - Rydex - Variable Funds(m)

                    (ii) Amendment No. 6 to Participation Agreement - Rydex -
                         Variable Funds(n)

               (h)  Information Sharing Agreement - AIM(o)

               (i)  Information Sharing Agreement - American Century(o)

               (j)  Information Sharing Agreement - Dreyfus(o)

               (k)  Information Sharing Agreement - Neuberger Berman(o)

               (l)  Information Sharing Agreement - Oppenheimer(o)

               (m)  Information Sharing Agreement - PIMCO(o)

               (n)  Information Sharing Agreement - Rydex(o)

               (o)  Information Sharing Agreement - Security Funds(p)

          (9)  Opinion of Counsel(g)

          (10) (a)  Consent of Independent Registered Public Accounting Firm

               (b)  Consent of Counsel

          (11) Not Applicable

          (12) Not Applicable

          (13) Not Applicable

(a) Incorporated herein by reference to the Exhibits filed with the AdvisorDesigns initial Registration Statement No. 333-52114 (filed July 11, 2000).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 2-89328 (filed May 1, 2000).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1998).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333--23723 (filed April 30, 1999).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 23, 2005).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-111589 (filed December 29, 2003).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2004).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-111589 (filed September 15, 2004).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).

(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).

(o) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).

(p) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

Item 25. Directors and Officers of the Depositor

Name and Principal
 Business Address              Positions and Offices with Depositor

Kris A. Robbins*               President, Chief Executive Officer and Director

Thomas A. Swank*               Senior Vice President, Chief Operating Officer, and Director

J. Michael Keefer*             Senior Vice President, General Counsel, Secretary and Director

David J. Keith*                Senior Vice President and Chief Information Officer

Michael G. Odlum*              Senior Vice President and Chief Investment Officer

Kalman Bakk, Jr.*              Senior Vice President

Amy J. Lee*                    Vice President, Associate General Counsel, and Assistant Secretary

Thomas R. Kaehr*               Vice President, Controller and Treasurer

Carmen R. Hill*                Assistant Vice President and Chief Compliance Officer


*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2006 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

          The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account XVII or SBL:

                                                                                                             Percent of Voting
                                                                                                              Securities Owned
                                                                                 Jurisdiction of                  by SBMHC
                                     Name                                         Incorporation           (directly or indirectly)

Security Benefit Mutual Holding Company (Holding Company)                             Kansas                        ---

Security Benefit Corporation (Holding Company)                                        Kansas                        100%

Security Benefit Life Insurance Company (Stock Life Insurance Company)                Kansas                        100%

6th Avenue Investment Management Company, LLC (Investment Adviser)                    Kansas                        100%

Security Distributors, Inc. (Broker/Dealer, Principal Underwriter of Mutual           Kansas                        100%
  Funds)

Security Investments Corporation (Service Company)                                    Kansas                        100%

se(2), inc. (Third Party Administrator)                                               Kansas                        100%

Security Benefit Academy, Inc. (Daycare Company)                                      Kansas                        100%

Security Financial Resources, Inc.                                                    Kansas                        100%
  (Financial Services)

Security Financial Resources Collective Investments, LLC                             Delaware                       100%
  (Private Fund)

First Security Benefit Life Insurance and Annuity Company of New York                New York                       100%
  (Stock Life Insurance Company)

Brecek & Young Advisors, Inc.                                                       California                      100%


                                                                                                             Percent of Voting
                                                                                                              Securities Owned
                                                                                 Jurisdiction of                  by SBMHC
                                     Name                                         Incorporation           (directly or indirectly)

Brecek & Young Financial Services Group of Montana, Inc.                             Montana                        100%

Brecek & Young Financial Services Group of Nevada, Inc.                               Nevada                        100%

Brecek & Young Financial Group Insurance Agency of Texas, Inc.                        Texas                         100%


          SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, and IV, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account, Variflex Separate Account, SBL Variable Annuity Account VIII, SBL Variable Annuity Account XI, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

          Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 31, 2006 the approximate percentage of ownership by the separate accounts for each company is as follows:

                Security Income Opportunity Fund................    46.73%
                SBL Fund........................................      100%


Item 27.  Number of Contractowners

          As of February 28, 2007, there were 18 owners of the Qualified Contracts and 3 owners of the Non-Qualified Contracts issued under SBL Variable Annuity Account XVII.

Item 28.  Indemnification

          The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

          The Articles of Incorporation include the following provision:

                    (a) No director of the Corporation shall be liable to the
               Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                    (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

   (a)(1) Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as distributor for:

          SBL Variable Annuity Account I
          SBL Variable Annuity Account III
          SBL Variable Annuity Account IV
          Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
          SBL Variable Life Insurance Account (Varilife)
          Variable Annuity Account IX
          Account XVI
          Parkstone Advantage Variable Annuity
          Variflex Separate Account (Variflex)
          Variflex Separate Account (Variflex ES)
          Variable Annuity Account VIII (Variflex Extra Credit) Variable Annuity Account VIII (Variflex LS)
          Variable Annuity Account VIII (Variflex Signature)
          Variable Annuity Account XI (Scarborough Advantage Variable
            Annuity)
          SBL Variable Annuity Account XIV (AdvisorDesigns
            Variable Annuity)
          SBL Variable Annuity Account XIV (AEA Variable Annuity)
          SBL Variable Annuity Account XIV (AdvanceDesigns
            Variable Annuity)
          SBL Variable Annuity Account XIV (EliteDesigns Variable
            Annuity)
          SBL Variable Annuity Account XIV (NEA Valuebuilder)

          SBL Variable Annuity Account XIV (NEA Valuebuilder
            Retirement Income Director Variable Annuity)
          SBL Variable Annuity Account XIV (SecureDesigns Variable
            Annuity)
          SBL Variable Annuity Account XIV (Security Benefit
            Advisor Variable Annuity)
          SBL Variable Annuity Account XVII (Classic Strategies
            Variable Annuity)
          SBL Variable Annuity Account XVII (ThirdFed Variable
            Annuity)

   (a)(2) SDI acts as distributor for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):

          Variable Annuity Account A (AdvisorDesigns Variable Annuity) Variable Annuity Account B (SecureDesigns Variable Annuity) Variable Annuity Account B (AdvanceDesigns Variable Annuity)

   (a)(3) SDI acts as distributor for the following funds:

          Security Equity Fund
          Security Income Fund
          Security Large Cap Value Fund
          Security Mid Cap Growth Fund
          SBL Fund
          Security Financial Resources Collective Investments, LLC

   (a)(4) SDI acts as principal underwriter for the following Commonwealth Annuity and Life Insurance Company Separate Accounts:

          VEL Account
          VEL II Account
          VEL III Account
          Separate Account III
          Select Separate Account II
          Inheiritage Account
          Group VEL Account
          Separate Account IMO
          Separate Account FUVUL
          Separate Account KGC
          Separate Account KG
          Separate Account VA-P
          Separate Account VA-K
          Separate Account VA-K - Delaware Medallion Annuity Contracts Allmerica Select Separate Account
          Fulcrum Separate Account

   (a)(5) SDI acts as principal underwriter for the following First Allmerica Financial Life Insurance Company Separate Accounts:

          VEL II Account
          Separate Account SPVL
          Allmerica Select Separate Account II
          Inheiritage Account
          Group VEL Account
          Separate Account IMO
          Separate Account KG
          Separate Account KGC
          Separate Account VA-P
          Separate Account VA-K
          Separate Account VA-K - Delaware Medallion Annuity Contracts Allmerica Select Separate Account
          Fulcrum Separate Account

   (a)(6) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

          Nationwide Multi-Flex Variable Account
          Nationwide Variable Account 9

   (b)   Name and Principal                Position and Offices
         Business Address*                   with Underwriter

         Gregory J. Garvin                 President and Director

         Michael G. Odlum                  Vice President and Director

         Thomas R. Kaehr                   Treasurer

         Amy J. Lee                        Secretary and Chief Compliance
                                           Officer

         Brenda M. Harwood                 Vice President , Assistant Treasurer
                                           and Director

         Richard M. Goldman                Director
         (Connecticut Business Center
         6 Landmark Square #471
         Stamford, CT 06901-2704)

         Christopher D. Swickard           Assistant Secretary

         Carmen R. Hill                    Assistant Vice President

*One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

(c)  Not applicable

;*SBL pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

Item 30.  Location of Accounts and Records

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

     (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

     (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

     (e) SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XVII, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

     (f) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 27th day of April 2007.


                       Security Benefit Life Insurance Company -
                       SBL Variable Annuity Account XIV
                       (The Registrant)

                  By:          /s/KRIS A. ROBBINS
                       ---------------------------------------------------------
                       Kris A. Robbins, President, Chief Executive
                       Officer and Director Security Benefit Life
                       Insurance Company (The Depositor)

                  By:          /s/KRIS A. ROBBINS
                       ---------------------------------------------------------
                       Kris A. Robbins, President, Chief Executive
                       Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2007.

                              SIGNATURES AND TITLES

By:  /s/ Kris A. Robbins
     ---------------------------------------
     Kris A. Robbins, President, Chief Executive
     Officer and Director


By:  /s/ Thomas A. Swank
     ---------------------------------------
     Thomas A. Swank, Senior Vice President,
     Chief Operating Officer, and Director


By:  /s/ J. Michael Keefer
     ---------------------------------------
     J. Michael Keefer, Senior Vice President,
     General Counsel, Secretary and Director


By:  /s/ Thomas R. Kaehr
     ---------------------------------------
     Thomas R. Kaehr, Vice President, Controller
     and Treasurer

                                  EXHIBIT INDEX

(1)  None                                (l)  None

(2)  None                                (m)  None

(3)  (a)  None                           (n)  None

     (b)  None                           (o)  None

     (c)  None
                                    (9)  None
     (d)  None
                                    (10) (a)  Consent of Independent Registered
     (e)  None                                Public Accounting Firm

(4)  (a)  None                           (b)  Consent of Counsel

     (b)  None                      (11) None

     (c)  None                      (12) None

     (d)  None                      (13) None

     (e)  None

     (f)  None

     (g)  None

     (h)  None

     (i)  None

(5)  (a)  None

     (b)  None

(6)  (a)  None

     (b)  None

(7)  None

(8)  (a)  None

          (i)  None

          (ii) None

     (b)  None

     (c)  None

          (i)  None

     (d)  None

          (i)  None

     (e)  None

          (i)  None

          (ii) None

     (f)  None

          (i)  None

     (g)  None

          (i)  None

          (ii) None

     (h)  None

     (i)  None

     (j)  None

     (k)  None